Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)		$1,010,000	$1,010,264
3.500%, 11/01/2025 (Insured by BAM)		1,100,000	1,098,381
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)		310,000	323,761
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)		5,810,000	5,575,456
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		5,000,000	4,925,218
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM)		500,000	533,576
4.000%, 07/01/2036 (Callable 07/01/2030)(Insured by BAM)		360,000	336,356
4.000%, 07/01/2037 (Callable 07/01/2030)(Insured by BAM)		500,000	465,049
Black Belt Energy Gas District:
4.000%, 07/01/2052 (Callable 03/01/2027)(Mandatory Tender Date 06/01/2027) (1)		4,000,000	3,962,329
2.800%, 10/01/2052 (SIFMA Municipal Swap Index + 0.350%)(Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (2)		3,000,000	2,807,900
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)		12,500,000	12,862,666
Chatom Industrial Development Board,
2.375%, 08/01/2037		3,750,000	3,745,124
Chilton County Health Care Authority,
4.000%, 11/01/2045 (Callable 11/01/2025)		205,000	176,363
City of Birmingham AL:
5.000%, 03/01/2040 (Pre-refunded to 09/01/2025) (5)		205,000	215,326
5.000%, 03/01/2045 (Pre-refunded to 09/01/2025) (5)		1,205,000	1,265,701
City of Oxford AL,
3.060%, 09/01/2041 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		5,300,000	5,300,000
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)		555,000	574,482
County of Elmore AL:
4.000%, 05/01/2024 (Insured by BAM)		420,000	422,333
4.000%, 05/01/2025 (Insured by BAM)		540,000	542,663
4.000%, 05/01/2026 (Insured by BAM)		400,000	401,263
4.200%, 05/01/2042 (Callable 05/01/2032)(Insured by BAM)		1,625,000	1,489,325
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)		1,000,000	1,030,882
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)		1,000,000	884,794
5.000%, 09/15/2029 (Callable 03/15/2027)		570,000	607,686
0.000%, 10/01/2034 (Callable 10/01/2023)(Insured by AGM)		480,000	234,783
5.250%, 10/01/2048 (Callable 10/01/2023)(Insured by AGM)		125,000	128,958
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)		785,000	739,315
4.000%, 12/01/2034 (Callable 12/01/2029)		255,000	236,770
Jefferson County Board of Education,
5.000%, 02/01/2042 (Callable 02/01/2028)		825,000	847,065
Lauderdale County Agriculture Center Authority,
4.000%, 07/01/2034 (Pre-refunded to 07/01/2024)		1,235,000	1,249,929
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)(Insured by AGM)		450,000	459,572
Madison Water & Wastewater Board,
4.000%, 12/01/2037 (Callable 12/01/2029)		530,000	497,586
Orange Beach Water Sewer & Fire Protection Authority,
4.125%, 05/15/2052 (Callable 05/15/2032)		2,250,000	1,971,224
Southeast Alabama Gas Supply District:
4.000%, 04/01/2049 (Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (1)		5,000,000	4,983,654
2.946%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)		5,140,000	5,059,460
Southeast Energy Authority A Cooperative District,
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)		2,000,000	2,001,485
Tallassee Board of Education:
4.000%, 08/01/2030 (Insured by AGM)		435,000	438,503
4.000%, 08/01/2031 (Callable 08/01/2030)(Insured by AGM)		455,000	453,412
4.000%, 08/01/2032 (Callable 08/01/2030)(Insured by AGM)		470,000	460,424
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)		500,000	460,486
University of Alabama at Birmingham,
4.000%, 10/01/2037 (Callable 10/01/2026)		500,000	471,892
Total Alabama (Cost $74,877,717)			71,251,416	3.3%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Pre-refunded to 06/01/2024)		225,000	231,315
5.000%, 12/01/2031 (Callable 06/01/2028)		500,000	537,698
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)		505,000	512,009
4.000%, 06/01/2036 (Callable 06/01/2025)		1,245,000	1,160,241
Alaska Industrial Development & Export Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)		1,585,000	1,458,199
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Pre-refunded to 08/01/2023)		500,000	507,021
University of Alaska:
4.000%, 10/01/2026 (Callable 10/01/2023)		650,000	653,385
5.000%, 10/01/2044 (Callable 10/01/2026)(Insured by AGM)		1,500,000	1,555,412
Total Alaska (Cost $7,114,515)			6,615,280	0.3%

Arizona
Apache County Unified School District No. 8,
4.125%, 07/01/2042 (Callable 07/01/2032)		1,625,000	1,429,365
Arizona Industrial Development Authority:
5.000%, 05/01/2028		270,000	232,990
4.625%, 08/01/2028 (3)		1,160,000	1,126,202
5.000%, 02/01/2030		340,000	366,234
5.000%, 07/01/2032 (Callable 07/01/2026)		205,000	206,160
5.000%, 07/01/2033 (Callable 07/01/2026)		220,000	220,849
4.000%, 07/01/2034 (Callable 07/01/2026)		230,000	204,798
4.000%, 07/01/2035 (Callable 07/01/2026)		475,000	418,400
4.000%, 07/01/2036 (Callable 07/01/2026)		445,000	388,551
4.000%, 07/01/2051 (Callable 07/01/2026)		2,950,000	2,256,994
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 10/31/2022) (3)		1,933,526	1,813,749
City of Phoenix Civic Improvement Corp.:
5.000%, 07/01/2028		1,800,000	1,875,225
5.000%, 07/01/2034 (Callable 07/01/2027)		250,000	260,443
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)		500,000	517,311
Industrial Development Authority of the City of Phoenix,
4.000%, 10/01/2047 (Callable 10/01/2026)		115,000	94,919
Industrial Development Authority of the County of Pima,
4.000%, 09/01/2029 (Callable 03/01/2023)		2,000,000	2,005,340
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)		1,500,000	1,516,885
Maricopa County Department of Public Health,
5.000%, 07/01/2033 (Callable 07/01/2028)		300,000	318,975
Maricopa County Industrial Development Authority:
5.000%, 07/01/2028 (Insured by SD CRED PROG)		755,000	783,818
5.000%, 01/01/2035 (Callable 01/01/2027)		1,500,000	1,551,795
Maricopa County Unified School District No. 4:
5.000%, 07/01/2024		450,000	463,533
5.000%, 07/01/2026		1,000,000	1,061,259
Maricopa County Unified School District No. 48,
3.000%, 07/01/2034 (Callable 07/01/2028)		1,000,000	881,500
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)		350,000	351,269
4.000%, 07/01/2037 (Callable 07/01/2027)		500,000	490,495
Total Arizona (Cost $23,062,316)			20,837,059	1.0%

Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)		380,000	383,184
4.000%, 12/01/2032 (Callable 12/01/2027)		400,000	402,730
4.000%, 12/01/2033 (Callable 12/01/2027)		415,000	416,425
4.000%, 12/01/2034 (Callable 12/01/2027)		430,000	430,527
4.000%, 12/01/2035 (Callable 12/01/2027)		445,000	438,015
4.000%, 12/01/2038 (Callable 12/01/2027)		250,000	234,795
4.250%, 07/01/2041 (Callable 07/01/2028)		500,000	411,870
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)		1,025,000	1,027,522
Benton Washington Regional Public Water Authority:
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by BAM)		250,000	252,412
3.000%, 10/01/2041 (Callable 10/01/2028)(Insured by BAM)		510,000	386,480
Carroll-Boone Water District:
3.000%, 12/01/2028 (Callable 12/01/2025)		780,000	728,096
3.000%, 12/01/2029 (Callable 12/01/2025)		505,000	464,809
3.000%, 12/01/2030 (Callable 12/01/2025)		630,000	570,546
City of Beebe AR,
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by AGM)		1,500,000	1,116,856
City of Cabot AR,
3.000%, 12/01/2056 (Callable 12/01/2028)		2,000,000	1,291,107
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)		555,000	549,666
3.050%, 01/01/2047 (Callable 01/01/2027)		690,000	663,106
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)		685,000	576,491
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)		540,000	543,890
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)		635,000	619,365
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)		25,000	25,253
4.000%, 08/01/2028 (Callable 08/01/2025)		290,000	291,647
4.000%, 08/01/2029 (Callable 08/01/2025)		700,000	702,680
4.000%, 08/01/2030 (Callable 08/01/2025)		325,000	326,165
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)		645,000	659,222
4.000%, 11/01/2030 (Callable 05/01/2027)		650,000	659,356
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)		655,000	584,734
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)		730,000	718,404
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)		325,000	331,060
City of Springdale AR,
3.000%, 04/01/2043 (Callable 10/01/2022)(Insured by BAM)		170,000	170,000
City of Tontitown AR:
3.000%, 02/01/2038 (Callable 02/01/2027)(Insured by AGM)		670,000	534,115
3.000%, 02/01/2042 (Callable 02/01/2027)(Insured by AGM)		1,270,000	938,235
City of West Memphis AR:
3.000%, 12/01/2033 (Callable 12/01/2028)(Insured by BAM)		570,000	487,559
3.000%, 12/01/2034 (Callable 12/01/2028)(Insured by BAM)		275,000	231,038
3.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)		1,750,000	1,320,759
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)		360,000	368,344
County of Pulaski AR:
5.000%, 03/01/2032 (Callable 09/01/2026)		2,150,000	2,241,864
5.000%, 03/01/2033 (Callable 09/01/2026)		2,235,000	2,323,912
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 10/31/2022)(Insured by ST AID)		60,000	58,172
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)		235,000	228,429
Pulaski County Public Facilities Board,
5.000%, 12/01/2042 (Callable 12/01/2024)		1,000,000	989,994
Salem Public Water Authority:
5.000%, 01/01/2028 (Insured by BAM)		120,000	127,438
3.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)		340,000	315,131
3.000%, 01/01/2032 (Callable 01/01/2028)(Insured by BAM)		255,000	226,612
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)		415,000	420,656
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)		520,000	525,655
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)		270,000	272,936
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)		545,000	549,883
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)		275,000	277,464
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)		165,000	166,487
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)		340,000	344,257
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)		250,000	252,909
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)		885,000	882,093
Total Arkansas (Cost $34,256,684)			30,060,355	1.4%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (5)		130,000	128,490
0.000%, 08/01/2032 (5)		455,000	481,048
0.000%, 08/01/2035 (Callable 08/01/2029) (5)		385,000	395,564
0.000%, 08/01/2039 (Callable 08/01/2029) (5)		125,000	127,971
Alisal Union School District:
4.000%, 05/01/2034 (Callable 05/01/2029)(Insured by BAM)		385,000	386,184
4.000%, 05/01/2036 (Callable 05/01/2029)(Insured by BAM)		650,000	632,652
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)		4,000,000	3,878,632
Bakersfield City School District:
5.000%, 11/01/2023 (Insured by BAM)		1,030,000	1,049,784
5.000%, 11/01/2024 (Insured by BAM)		810,000	839,069
Bay Area Toll Authority:
3.550%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)		1,250,000	1,255,947
3.550%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)		3,500,000	3,516,653
Beaumont Unified School District,
7.200%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (5)		90,000	102,656
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028) (5)		210,000	205,950
California Community College Financing Authority,
5.750%, 07/01/2060 (Callable 07/01/2032) (3)		5,900,000	5,197,637
California Health Facilities Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)		3,000,000	2,914,346
California Infrastructure & Economic Development Bank:
2.800%, 08/01/2047 (SIFMA Municipal Swap Index + 0.350%)(Callable 08/01/2023)(Mandatory Tender Date 08/01/2024) (2)		360,000	356,117
3.150%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)		250,000	245,021
California Municipal Finance Authority:
5.000%, 08/01/2023 (3)		400,000	400,956
5.000%, 08/01/2024 (3)		400,000	401,110
5.000%, 10/01/2026		300,000	308,168
2.125%, 11/15/2026 (Callable 05/15/2023)		1,640,000	1,499,217
5.000%, 05/15/2031 (Insured by BAM)		470,000	498,948
5.000%, 05/15/2036 (Callable 11/15/2028)(Insured by BAM)		1,000,000	1,015,861
1.300%, 02/01/2039 (Mandatory Tender Date 02/03/2025) (1)(3)		1,500,000	1,410,387
4.000%, 05/15/2039 (Callable 05/15/2031)(Insured by BAM)		175,000	160,691
4.000%, 05/15/2041 (Callable 05/15/2031)(Insured by BAM)		500,000	452,561
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 05/15/2023) (3)		2,800,000	2,483,785
2.375%, 11/15/2028 (Callable 05/15/2023) (3)		3,075,000	2,671,939
3.125%, 05/15/2029 (Callable 11/15/2023) (3)		2,010,000	1,737,077
Campbell Union School District,
5.800%, 08/01/2035 (Callable 08/01/2026) (5)		785,000	848,790
Carlsbad Unified School District,
6.125%, 08/01/2031 (5)		125,000	146,855
Cerritos Community College District,
0.000%, 08/01/2025		1,800,000	1,625,580
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM) (5)		110,000	112,174
4.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) (5)		100,000	102,335
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) (5)		75,000	76,620
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) (5)		80,000	81,637
Citrus Community College District,
0.000%, 08/01/2037 (Pre-refunded to 02/01/2024) (5)		460,000	462,882
City & County of San Francisco CA:
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)		400,000	397,894
4.000%, 06/15/2039 (Callable 06/15/2028)		1,080,000	1,049,787
City of Palo Alto CA,
5.000%, 11/01/2036 (Callable 11/01/2028)		1,295,000	1,381,437
City of San Mateo CA,
5.250%, 09/01/2040 (Callable 09/01/2032)(Insured by BAM)		1,250,000	1,306,215
Colton Joint Unified School District,
5.800%, 08/01/2035 (Pre-refunded to 08/01/2026)(Insured by AGM) (5)		300,000	328,262
Contra Costa Transportation Authority,
5.000%, 03/01/2029 (Callable 03/01/2025)		1,390,000	1,450,475
Del Mar Union School District,
4.000%, 08/01/2046 (Callable 08/01/2032)		2,500,000	2,269,134
Denair Unified School District,
6.500%, 08/01/2031 (Insured by AGM) (5)		130,000	153,427
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)		300,000	320,053
Dublin Financing Authority,
4.000%, 06/01/2038 (Callable 06/01/2029)		390,000	376,465
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM) (5)		755,000	828,439
Encinitas Union School District,
6.375%, 08/01/2031 (5)		325,000	386,407
Enterprise Elementary School District,
6.200%, 08/01/2035 (Callable 08/01/2031) (5)		155,000	181,904
Escondido Union High School District:
0.000%, 08/01/2029 (Insured by AGC)		505,000	387,350
6.875%, 08/01/2034 (Insured by AGC) (5)		330,000	423,115
Fontana Unified School District,
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by BAM)		1,750,000	1,298,965
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)		315,000	337,077
Grossmont Union High School District,
0.000%, 08/01/2039 (Callable 02/01/2025)(Insured by AGM)		500,000	215,725
Hueneme Elementary School District:
4.000%, 08/01/2037 (Callable 08/01/2028)(Insured by AGM)		500,000	473,507
4.000%, 08/01/2038 (Callable 08/01/2028)(Insured by AGM)		1,050,000	974,338
4.000%, 08/01/2039 (Callable 08/01/2028)(Insured by AGM)		660,000	605,669
Indio Finance Authority,
5.250%, 11/01/2042 (Callable 11/01/2032)(Insured by BAM)		1,000,000	1,068,597
King Union School District,
0.000%, 08/01/2028 (Insured by AMBAC)		400,000	316,441
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)		275,000	287,127
Lathrop-Manteca Fire Protection District:
4.000%, 05/01/2041 (Callable 05/01/2029)(Insured by AGM)		600,000	542,736
4.000%, 05/01/2046 (Callable 05/01/2029)(Insured by AGM)		730,000	647,768
4.000%, 05/01/2051 (Callable 05/01/2029)(Insured by AGM)		795,000	697,114
Long Beach Bond Finance Authority:
5.250%, 11/15/2023		90,000	91,124
5.000%, 11/15/2029		50,000	51,314
Los Alamitos Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2031) (5)		590,000	529,279
Los Angeles County Facilities, Inc.,
5.000%, 12/01/2043 (Callable 12/01/2028)		110,000	113,807
Los Angeles County Metropolitan Transportation Authority,
5.000%, 07/01/2044 (Callable 07/01/2028)		970,000	1,013,210
Manteca Unified School District,
0.000%, 09/01/2025 (Insured by NATL)		225,000	201,483
Mayers Memorial Hospital District:
0.000%, 08/01/2027		260,000	203,505
0.000%, 08/01/2028		290,000	215,614
Modesto High School District,
0.000%, 08/01/2024 (Insured by NATL)		3,625,000	3,401,927
Montebello Unified School District,
5.000%, 08/01/2033 (Callable 08/01/2026)		590,000	620,121
Mount Diablo Unified School District,
5.750%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) (5)		340,000	361,901
Napa Valley Unified School District,
4.000%, 08/01/2035 (Callable 08/01/2026)		3,000,000	2,999,396
Newman-Crows Landing Unified School District,
0.000%, 08/01/2025		1,850,000	1,655,520
Oak Park Unified School District,
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)		110,000	133,434
Ontario Montclair School District,
0.000%, 08/01/2028 (Insured by NATL)		1,450,000	1,151,034
Ontario Public Financing Authority,
5.000%, 11/01/2047 (Callable 11/01/2032)(Insured by AGM)		1,140,000	1,196,359
Oxnard School District,
5.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)		275,000	283,550
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (5)		385,000	393,470
Peralta Community College District,
3.500%, 08/01/2033 (Callable 08/01/2025)		1,325,000	1,230,562
Perris Union High School District:
3.000%, 09/01/2036 (Callable 09/01/2029)		635,000	532,171
3.000%, 09/01/2037 (Callable 09/01/2029)		800,000	658,592
3.000%, 09/01/2038 (Callable 09/01/2029)		700,000	562,967
3.000%, 09/01/2039 (Callable 09/01/2029)		775,000	610,258
Pleasanton Unified School District:
5.000%, 06/01/2032 (Callable 06/01/2025)(Insured by AGM)		355,000	368,792
5.375%, 06/01/2047 (Callable 06/01/2025)(Insured by AGM)		600,000	615,591
5.500%, 06/01/2052 (Callable 06/01/2025)(Insured by AGM)		1,000,000	1,026,397
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (5)		170,000	186,436
0.000%, 08/01/2042 (Callable 08/01/2034) (5)		865,000	963,121
River Islands Public Financing Authority,
5.000%, 09/01/2042 (Callable 09/01/2029)(Insured by AGM)		3,250,000	3,394,662
Riverside County Redevelopment Successor Agency,
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (5)		100,000	103,489
Ross Valley School District,
0.000%, 07/01/2026 (Insured by AGM)		575,000	488,636
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)		505,000	517,166
5.500%, 08/01/2047 (Callable 08/01/2030)(Insured by BAM)		2,000,000	2,173,530
San Diego Unified School District,
0.000%, 07/01/2034 (Callable 07/01/2025)		1,650,000	986,153
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)		310,000	290,819
San Mateo Foster City Public Financing Authority,
4.000%, 08/01/2044 (Callable 08/01/2029)		1,000,000	900,774
San Mateo Foster City School District,
0.000%, 08/01/2026 (5)		75,000	77,567
San Mateo Union High School District,
0.000%, 09/01/2041 (Callable 09/01/2036) (5)		5,375,000	4,672,235
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033) (5)		515,000	598,773
Saugus Union School District Financing Authority:
4.000%, 09/01/2032 (Callable 09/01/2027)(Insured by BAM)		600,000	616,973
4.000%, 09/01/2037 (Callable 09/01/2027)(Insured by BAM)		625,000	605,633
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (5)		1,155,000	1,151,734
School District of Belmont-Redwood Shores CA,
5.900%, 08/01/2031 (Pre-refunded to 08/01/2026) (5)		100,000	109,839
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025) (5)		385,000	383,119
0.000%, 08/01/2028 (Callable 08/01/2025) (5)		115,000	114,481
0.000%, 08/01/2030 (Callable 08/01/2025) (5)		645,000	642,089
0.000%, 08/01/2041 (Callable 08/01/2028) (5)		605,000	625,703
South Placer Wastewater Authority,
5.000%, 11/01/2034		500,000	556,202
Southern Kern Unified School District,
0.000%, 11/01/2034 (Insured by AGM)		425,000	244,878
State of California:
2.880%, 12/01/2029 (SIFMA Municipal Swap Index + 0.430%) (2)		2,500,000	2,497,300
5.000%, 08/01/2032 (Callable 08/01/2025)		880,000	920,110
5.000%, 09/01/2034 (Callable 09/01/2025)		5,000,000	5,196,896
5.000%, 09/01/2034 (Callable 09/01/2026)		800,000	841,618
Stockton Unified School District,
4.000%, 08/01/2039 (Callable 08/01/2024)(Insured by BAM)		1,000,000	934,320
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Pre-refunded to 08/01/2024)(Insured by BAM) (5)		200,000	204,814
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)		7,520,000	7,116,197
University of California,
5.000%, 05/15/2043 (Callable 05/15/2028)		1,770,000	1,838,090
Waterford Unified School District,
4.000%, 08/01/2042 (Callable 08/01/2032)(Insured by BAM)		1,455,000	1,306,604
West Hills Community College District,
5.100%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (5)		50,000	52,189
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (5)		50,000	48,273
Yorba Linda Redevelopment Agency Successor Agency,
0.000%, 09/01/2028 (Insured by NATL)		525,000	409,865
Total California (Cost $128,956,733)			118,908,388	5.5%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)		2,000,000	2,058,118
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)		225,000	228,688
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)		235,000	256,412
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)		250,000	271,786
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)		530,000	574,422
City & County of Denver CO:
5.000%, 12/01/2028		2,000,000	2,088,451
0.000%, 08/01/2030 (Callable 08/01/2026)		500,000	364,540
0.000%, 08/01/2032 (Callable 08/01/2026)		365,000	242,502
5.500%, 11/15/2038 (Callable 11/15/2032)		1,040,000	1,109,190
City of Commerce City CO:
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)		310,000	331,496
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)		500,000	533,936
City of Fort Lupton CO:
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)		250,000	266,010
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)		350,000	371,061
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)		1,130,000	1,164,291
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2022 (ETM)		1,300,000	1,300,000
4.000%, 11/15/2022		445,000	445,261
5.000%, 10/01/2023 (ETM)		700,000	711,353
4.000%, 12/15/2025 (3)		955,000	940,119
4.000%, 04/01/2028		540,000	533,187
5.000%, 06/01/2029 (Callable 06/01/2024)		120,000	122,205
5.000%, 08/15/2030 (Callable 08/15/2024)		500,000	510,756
2.000%, 09/01/2030 (Callable 09/01/2028)(Insured by BAM)		270,000	232,139
5.000%, 06/01/2031 (Callable 06/01/2024)		40,000	40,630
4.000%, 07/01/2032		45,000	43,443
5.000%, 08/15/2034 (Callable 08/15/2024)		1,000,000	1,016,859
4.000%, 07/01/2042 (Callable 07/01/2032)		500,000	442,327
Colorado Health Facilities Authority:
5.000%, 12/01/2023		140,000	140,743
5.000%, 06/01/2027 (ETM)		750,000	800,922
2.625%, 05/15/2029 (Callable 12/15/2023)		3,545,000	3,162,657
5.000%, 12/01/2030 (Callable 06/01/2025)		405,000	407,681
5.000%, 08/01/2036 (Callable 08/01/2029)		150,000	150,131
4.000%, 10/01/2037 (Callable 10/01/2030)		320,000	288,414
4.000%, 12/01/2042 (Callable 12/01/2022)		375,000	327,116
4.000%, 01/15/2045 (Callable 01/15/2026)		120,000	103,265
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)		2,000,000	2,038,891
5.000%, 08/01/2049 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)		3,130,000	3,209,764
3.000%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)		10,000,000	10,000,077
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)		195,000	193,255
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)		1,700,000	1,687,615
5.250%, 11/01/2052 (Callable 11/01/2031)(Insured by GNMA)		4,000,000	4,110,048
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)		50,000	50,000
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)		800,000	773,900
4.000%, 12/01/2038 (Callable 12/01/2030)(Insured by AGM)		1,000,000	947,148
4.000%, 12/01/2039 (Callable 12/01/2030)(Insured by AGM)		1,785,000	1,671,231
Denver City & County Housing Authority,
0.600%, 08/01/2024 (Insured by HUD)		400,000	379,251
Denver Health & Hospital Authority:
5.000%, 12/01/2025		400,000	411,540
5.000%, 12/01/2027		340,000	353,013
4.000%, 12/01/2040 (Callable 12/01/2029)		750,000	619,845
5.250%, 12/01/2045 (Callable 12/01/2023)		485,000	485,441
Denver Urban Renewal Authority,
5.000%, 12/01/2025 (Callable 12/01/2022)		200,000	200,362
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)		2,550,000	1,910,286
2.386%, 09/01/2039 (SOFR + 0.350%)(Callable 06/01/2024)(Mandatory Tender Date 09/01/2024) (2)		1,000,000	989,843
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)		2,000,000	1,922,686
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)		270,000	221,512
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)		350,000	371,701
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)		1,190,000	1,252,634
Gunnison County Crested Butte Fire Protection District:
4.000%, 12/01/2029		790,000	805,141
4.000%, 12/01/2030		820,000	832,263
4.000%, 12/01/2031		855,000	862,243
4.000%, 12/01/2032		890,000	891,293
Mizuho Floater/Residual Trust,
2.710%, 07/01/2034 (Optional Put Date 11/04/2022) (1)(3)		1,522,975	1,522,975
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)		435,000	373,545
Regional Transportation District:
5.000%, 01/15/2028		1,500,000	1,534,954
5.000%, 11/01/2033 (Callable 11/01/2027)		500,000	529,439
5.000%, 06/01/2039 (Pre-refunded to 06/01/2023)		595,000	601,806
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022		51,000	50,849
State of Colorado,
4.000%, 12/15/2037 (Callable 12/15/2028)		1,000,000	937,925
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027		150,000	156,803
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)		870,000	727,082
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)(Insured by AGM)		125,000	132,971
5.000%, 12/15/2029 (Callable 12/15/2024)(Insured by AGM)		125,000	133,056
5.000%, 12/15/2030 (Callable 12/15/2024)(Insured by AGM)		125,000	133,041
5.000%, 12/15/2031 (Callable 12/15/2024)(Insured by AGM)		135,000	143,482
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)		5,570,000	3,950,167
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)		600,000	627,824
5.000%, 12/01/2026 (Insured by BAM)		460,000	487,319
Total Colorado (Cost $76,006,633)			70,814,332	3.3%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)		550,000	554,902
City of Norwalk CT:
5.000%, 08/15/2037 (Callable 08/15/2030)		3,155,000	3,376,846
5.000%, 08/15/2038 (Callable 08/15/2030)		2,770,000	2,951,995
City of West Haven CT,
4.000%, 09/15/2024		250,000	252,692
Connecticut Housing Finance Authority:
5.000%, 11/15/2026		395,000	415,913
5.000%, 05/15/2027		440,000	464,812
5.000%, 11/15/2027		445,000	472,434
5.000%, 05/15/2028		210,000	223,483
5.000%, 11/15/2028		225,000	240,527
5.000%, 05/15/2029		230,000	246,388
5.000%, 11/15/2029		125,000	133,686
5.000%, 11/15/2030		160,000	171,599
4.000%, 11/15/2047 (Callable 11/15/2026)		85,000	84,317
4.000%, 05/15/2049 (Callable 11/15/2028)		1,070,000	1,050,455
3.500%, 11/15/2051 (Callable 05/15/2031)		3,995,000	3,807,958
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026		500,000	531,126
4.000%, 07/01/2038 (Callable 07/01/2032)		2,000,000	1,750,591
Connecticut State Higher Education Supplement Loan Authority,
3.000%, 11/15/2035 (Pre-refunded to 11/15/2026)		850,000	836,960
State of Connecticut:
3.440%, 03/01/2025 (SIFMA Municipal Swap Index + 0.990%) (2)		375,000	379,313
5.000%, 09/15/2025		1,000,000	1,046,700
5.000%, 06/15/2026		1,000,000	1,056,313
5.000%, 09/15/2027		1,100,000	1,180,319
5.000%, 10/01/2027 (Callable 10/01/2023)		685,000	696,504
5.000%, 03/15/2031 (Callable 03/15/2025)		1,000,000	1,037,246
4.000%, 03/01/2032 (Callable 03/01/2024)		9,950,000	9,955,460
5.000%, 10/15/2032 (Callable 10/21/2022)		960,000	960,825
5.000%, 09/01/2033 (Callable 09/01/2026)		300,000	314,455
5.000%, 11/15/2033 (Callable 11/15/2025)		3,000,000	3,121,932
5.000%, 05/01/2034 (Callable 05/01/2030)		1,525,000	1,641,029
Town of Hamden CT,
5.000%, 08/15/2032 (Insured by BAM)		1,000,000	1,065,048
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)		1,000,000	1,055,504
4.000%, 11/01/2037 (Callable 11/01/2028)(Insured by BAM)		1,175,000	1,083,286
Total Connecticut (Cost $44,538,087)			42,160,618	2.0%

Delaware
Delaware Municipal Electric Corp.:
4.000%, 07/01/2035 (Callable 07/01/2031)		300,000	292,347
4.000%, 07/01/2036 (Callable 07/01/2031)		330,000	313,476
Total Delaware (Cost $742,218)			605,823	0.0%

District of Columbia
District of Columbia:
5.000%, 07/15/2027 (Callable 01/15/2026)		270,000	280,126
5.000%, 06/01/2031 (Callable 12/01/2026)		2,100,000	2,213,060
4.000%, 03/01/2037 (Callable 09/01/2029)		795,000	771,193
District of Columbia Housing Finance Agency:
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by FNMA) (1)		6,000,000	5,652,866
0.500%, 03/01/2027 (Callable 04/01/2024)(Mandatory Tender Date 10/01/2024)(Insured by FHA) (1)		2,675,000	2,491,838
4.000%, 09/01/2040 (Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (1)		3,250,000	3,251,231
District of Columbia Water & Sewer Authority:
5.000%, 10/01/2037 (Callable 04/01/2026)		275,000	284,764
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)		7,500,000	7,254,790
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)		110,000	82,168
5.000%, 10/01/2033 (Callable 10/01/2025)		250,000	257,480
5.000%, 10/01/2038 (Callable 10/01/2028)		330,000	346,054
6.500%, 10/01/2041 (Pre-refunded to 10/01/2026)(Insured by AGC) (5)		665,000	742,893
6.500%, 10/01/2044 (Callable 10/01/2028) (5)		665,000	730,162
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (5)		1,670,000	1,910,587
Washington Metropolitan Area Transit Authority,
5.000%, 07/15/2033 (Callable 07/15/2030)		1,460,000	1,586,574
Total District of Columbia (Cost $29,260,300)			27,855,786	1.3%

Florida
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)		400,000	402,427
4.000%, 06/01/2041 (Callable 06/01/2028)		330,000	290,075
4.000%, 06/01/2056 (Callable 06/01/2028)		485,000	386,863
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)		475,000	496,448
4.000%, 12/01/2037 (Callable 12/01/2025)		1,000,000	945,678
4.000%, 12/01/2038 (Callable 12/01/2025)		500,000	465,696
City of Jacksonville FL:
5.000%, 10/01/2026 (Callable 10/01/2022)		2,000,000	2,000,000
4.000%, 11/01/2032 (Callable 11/01/2029)		375,000	353,078
4.000%, 10/01/2033 (Callable 10/01/2026)		1,895,000	1,903,241
2.470%, 08/01/2036 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		5,145,000	5,145,000
2.470%, 08/01/2036 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		300,000	300,000
4.000%, 11/01/2040 (Callable 11/01/2024)		65,000	57,479
City of Orlando FL:
5.000%, 11/01/2025 (Insured by AGM)		400,000	416,685
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)		775,000	816,133
City of St. Petersburg FL,
5.000%, 10/01/2042 (Callable 10/01/2029)		900,000	947,723
City of Tallahassee FL:
5.000%, 12/01/2023		400,000	406,694
5.000%, 12/01/2024		300,000	307,259
5.000%, 12/01/2029 (Callable 12/01/2025)		610,000	621,104
5.000%, 10/01/2033 (Callable 10/01/2025)		1,250,000	1,294,416
5.000%, 12/01/2040 (Callable 06/01/2025)		1,125,000	1,078,644
County of Miami-Dade FL:
5.000%, 10/01/2032 (Callable 10/01/2026)		335,000	346,063
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (5)		255,000	304,718
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (5)		390,000	467,718
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)		1,165,000	1,130,219
4.000%, 12/01/2037 (Callable 12/01/2030)		1,295,000	1,250,553
County of Sarasota FL,
5.000%, 10/01/2045 (Callable 10/01/2030)		2,000,000	2,108,822
County of Seminole FL,
5.000%, 10/01/2052 (Callable 10/01/2032) (6)		2,500,000	2,528,575
Florida Department of Management Services,
5.000%, 11/01/2029		2,000,000	2,179,933
Florida Development Finance Corp.:
4.000%, 06/01/2025		110,000	105,545
4.000%, 06/01/2026		115,000	108,582
5.000%, 04/01/2028		400,000	419,143
5.000%, 04/01/2029		250,000	263,721
4.000%, 07/01/2051 (Callable 07/01/2031) (3)		1,900,000	1,396,776
Florida Gulf Coast University Financing Corp.,
5.000%, 08/01/2029 (Callable 02/01/2028)		600,000	629,246
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2023		500,000	504,408
Florida Housing Finance Corp.:
1.000%, 02/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by FNMA) (1)		4,550,000	4,315,021
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)		650,000	644,596
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)		100,000	99,501
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)		120,000	118,959
3.000%, 01/01/2052 (Callable 01/01/2030)(Insured by GNMA)		1,150,000	1,095,295
5.500%, 01/01/2054 (6)		2,500,000	2,612,493
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)		500,000	508,028
Florida State Turnpike Authority,
4.500%, 07/01/2041 (Callable 07/01/2023)		500,000	497,156
Greater Orlando Aviation Authority,
5.000%, 10/01/2027		2,665,000	2,786,367
Highlands County Health Facilities Authority,
2.470%, 11/15/2037 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		2,110,000	2,110,000
Hillsborough County Aviation Authority:
5.000%, 10/01/2035 (Pre-refunded to 10/01/2024)		500,000	517,172
5.000%, 10/01/2044 (Callable 10/01/2024)		1,485,000	1,489,185
Jacksonville Electric Authority:
5.000%, 10/01/2028 (Callable 10/01/2027)		700,000	751,177
5.000%, 10/01/2032 (Callable 10/01/2027)		700,000	744,913
Lee County Industrial Development Authority,
3.750%, 10/01/2027 (Callable 10/01/2023)		1,710,000	1,615,148
Miami-Dade County Educational Facilities Authority,
4.000%, 04/01/2037 (Callable 04/01/2023)		200,000	182,981
Mizuho Floater/Residual Trust:
2.710%, 05/01/2034 (Optional Put Date 11/04/2022) (1)(3)		3,990,000	3,990,000
2.710%, 05/01/2035 (Optional Put Date 11/04/2022) (1)(3)		3,130,000	3,130,000
Orange County Convention Center:
5.000%, 10/01/2032 (Callable 10/01/2026)		1,000,000	1,047,273
4.000%, 10/01/2034 (Callable 10/01/2026)		250,000	244,496
4.000%, 10/01/2036 (Callable 10/01/2026)		415,000	397,060
Orange County Health Facilities Authority:
5.000%, 08/01/2028 (Callable 08/01/2024)		2,500,000	2,541,520
5.000%, 10/01/2035 (Callable 10/01/2026)		1,210,000	1,229,038
Orange County School Board,
5.000%, 08/01/2031 (Pre-refunded to 08/01/2025)		990,000	1,034,435
Palm Beach County Health Facilities Authority:
4.000%, 05/15/2023		150,000	149,366
5.000%, 05/15/2023		1,160,000	1,162,023
4.000%, 05/15/2024		320,000	316,056
5.000%, 05/15/2024		300,000	300,906
5.000%, 11/01/2032		200,000	203,636
4.000%, 05/15/2035 (Callable 05/15/2025)		175,000	147,643
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)		515,000	543,759
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)		1,000,000	983,809
School Board of Miami-Dade County:
5.000%, 02/01/2028 (Callable 02/01/2026)		3,500,000	3,663,342
5.000%, 11/01/2030 (Callable 11/01/2024)		660,000	677,002
School District of Broward County,
5.000%, 07/01/2036 (Callable 07/01/2032)		3,000,000	3,187,198
Seminole County Industrial Development Authority:
4.000%, 06/15/2028 (3)		245,000	229,497
4.000%, 06/15/2029 (3)		260,000	240,305
4.000%, 06/15/2030 (3)		270,000	246,273
4.000%, 06/15/2036 (Callable 06/15/2031) (3)		315,000	263,741
4.000%, 06/15/2041 (Callable 06/15/2031) (3)		420,000	332,748
State of Florida,
4.000%, 06/01/2031 (Callable 06/01/2026)		725,000	734,706
Tender Option Bond Trust,
3.060%, 06/15/2062 (1)(3)		9,940,000	9,940,000
University Park Recreation District,
2.750%, 05/01/2023 (Insured by BAM)		270,000	268,463
Village Community Development District No. 13,
2.625%, 05/01/2024		245,000	237,408
Total Florida (Cost $94,256,672)			89,908,360	4.2%

Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)		5,025,000	4,863,233
Auburn Urban Redevelopment Agency,
4.000%, 10/01/2030 (Insured by BAM)		275,000	278,993
Bartow County Development Authority:
1.800%, 09/01/2029 (Callable 11/19/2026) (1)		4,000,000	3,425,235
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)		1,375,000	1,368,569
Burke County Development Authority:
2.200%, 10/01/2032 (Callable 11/19/2026)		1,250,000	1,117,806
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)		500,000	493,198
Carrollton Payroll Development Authority,
5.000%, 07/01/2029		1,175,000	1,270,197
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 10/31/2022)		225,000	225,237
5.000%, 01/01/2028 (Callable 10/31/2022)		1,000,000	1,001,000
4.000%, 11/01/2038 (Callable 11/01/2027)		2,000,000	1,893,194
City of Monroe GA:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)		500,000	469,811
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)		750,000	704,131
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)		495,000	493,497
Cobb County Kennestone Hospital Authority,
5.000%, 04/01/2042 (Callable 04/01/2027)		450,000	447,264
Development Authority for Fulton County:
5.000%, 09/01/2026		575,000	604,953
5.000%, 09/01/2027		565,000	599,662
5.000%, 09/01/2028		625,000	669,651
5.000%, 09/01/2029		500,000	540,712
5.000%, 10/01/2029		1,710,000	1,852,848
5.000%, 09/01/2030		1,000,000	1,089,590
5.000%, 09/01/2031		1,000,000	1,092,091
5.000%, 09/01/2032		1,000,000	1,093,094
Development Authority of Bulloch County:
5.000%, 07/01/2030		405,000	440,005
5.000%, 07/01/2031 (Callable 07/01/2030)		420,000	454,357
5.000%, 07/01/2032 (Callable 07/01/2030)		445,000	479,551
5.000%, 07/01/2033 (Callable 07/01/2030)		465,000	499,072
4.000%, 07/01/2039 (Callable 07/01/2030)		305,000	279,500
Development Authority of Cobb County:
5.000%, 07/15/2028 (Callable 07/15/2027)		305,000	326,028
5.000%, 06/01/2035 (Callable 06/01/2027)		645,000	677,592
Development Authority of Monroe County,
1.500%, 01/01/2039 (Mandatory Tender Date 02/03/2025) (1)		3,740,000	3,451,274
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)		485,000	501,682
Georgia Housing & Finance Authority,
3.600%, 12/01/2033 (Callable 06/01/2027)		225,000	216,067
Main Street Natural Gas, Inc.:
5.000%, 05/15/2026		1,470,000	1,498,393
5.000%, 05/15/2034 (Callable 05/15/2029)		1,530,000	1,551,848
2.856%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)		2,305,000	2,284,843
2.925%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)		2,795,000	2,771,288
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)		9,000,000	8,722,060
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)		6,515,000	6,436,574
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)		13,000,000	12,231,952
5.000%, 12/01/2052 (Callable 03/01/2029)(Mandatory Tender Date 06/01/2029) (1)		1,000,000	999,162
Municipal Electric Authority of Georgia,
0.000%, 01/01/2032		500,000	319,152
Municipal Gas Authority of Georgia:
5.000%, 10/01/2025 (Callable 10/01/2022)		500,000	500,658
5.000%, 10/01/2026 (Callable 10/01/2022)		500,000	500,651
Private Colleges & Universities Authority:
5.000%, 06/01/2027		420,000	438,571
5.000%, 06/01/2028		495,000	520,284
5.000%, 06/01/2029		400,000	423,341
4.000%, 06/01/2034 (Callable 06/01/2031)		395,000	370,167
4.000%, 06/01/2035 (Callable 06/01/2031)		500,000	459,265
Troup County School District,
5.000%, 08/01/2024 (Insured by ST AID)		5,025,000	5,182,929
Valdosta Housing Authority,
1.250%, 02/01/2025 (Mandatory Tender Date 02/01/2024) (1)		5,285,000	5,102,844
Total Georgia (Cost $89,956,319)			83,233,076	3.9%

Hawaii
City & County of Honolulu HI,
5.000%, 09/01/2040 (Callable 09/01/2028)		450,000	475,466
State of Hawaii,
5.250%, 08/01/2025 (Callable 08/01/2023)		2,500,000	2,526,375
Total Hawaii (Cost $3,081,515)			3,001,841	0.1%

Idaho
Idaho Housing & Finance Association,
5.000%, 08/15/2026		1,000,000	1,059,339
Total Idaho (Cost $1,103,317)			1,059,339	0.1%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)		290,000	294,580
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)		310,000	315,844
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)		325,000	331,568
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)		350,000	356,798
Bourbonnais Township Park District,
4.000%, 12/15/2023 (Insured by BAM)		100,000	100,065
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Pre-refunded to 12/01/2027)(Insured by BAM)		1,330,000	1,374,002
Channahon Park District:
4.000%, 12/15/2031 (Callable 12/15/2029)(Insured by BAM)		460,000	466,046
4.000%, 12/15/2034 (Callable 12/15/2029)(Insured by BAM)		510,000	504,478
4.000%, 12/15/2036 (Callable 12/15/2029)(Insured by BAM)		950,000	924,814
4.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)		595,000	556,071
Chicago Board of Education:
5.000%, 12/01/2023 (Insured by AGM)		1,000,000	1,015,823
7.000%, 12/01/2044 (Callable 12/01/2025)		1,375,000	1,467,583
6.500%, 12/01/2046 (Callable 12/01/2026)		1,000,000	1,059,453
Chicago O'Hare International Airport:
5.000%, 01/01/2026 (6)		3,500,000	3,590,439
5.000%, 01/01/2027 (Callable 01/01/2023)		250,000	251,125
5.000%, 01/01/2029 (Insured by AGM) (6)		660,000	689,497
5.000%, 01/01/2035 (Callable 01/01/2026)		790,000	807,881
5.000%, 01/01/2036 (Callable 01/01/2032) (6)		335,000	341,180
Chicago Park District:
5.000%, 01/01/2024		580,000	590,156
5.000%, 01/01/2028 (Callable 01/01/2024)		1,000,000	1,010,030
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)		1,700,000	1,733,614
City of Chicago Heights IL:
4.000%, 12/01/2028 (Insured by BAM)		200,000	203,888
4.000%, 12/01/2029 (Insured by BAM)		250,000	254,543
4.000%, 12/01/2030 (Callable 12/01/2029)(Insured by BAM)		350,000	356,406
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by BAM)		365,000	369,190
City of Chicago IL:
5.000%, 01/01/2024		250,000	252,653
4.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)		1,750,000	1,751,437
0.000%, 01/01/2027 (Insured by NATL)		195,000	161,427
0.000%, 01/01/2028 (Insured by NATL)		2,195,000	1,732,328
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)		625,000	669,846
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)		445,000	452,318
5.000%, 11/01/2030 (Callable 11/01/2026)(Insured by BAM)		1,775,000	1,860,564
4.000%, 11/01/2032 (Callable 11/01/2024)(Insured by BAM)		200,000	200,895
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)		375,000	394,262
5.000%, 01/01/2034 (Callable 01/01/2024)		1,000,000	1,000,590
5.000%, 01/01/2035 (Callable 01/01/2027)(Insured by AGM)		510,000	530,228
5.000%, 11/01/2036 (Callable 11/01/2027)(Insured by AGM)		260,000	271,825
4.000%, 11/01/2037 (Callable 11/01/2022)		9,000,000	8,502,385
5.000%, 01/01/2039 (Callable 01/01/2024)(Insured by AGM)		3,220,000	3,243,463
5.000%, 01/01/2044 (Callable 01/01/2024)(Insured by BAM)		1,000,000	1,005,428
City of Country Club Hills IL,
3.000%, 01/01/2030 (Insured by BAM)		330,000	305,862
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)		250,000	252,702
5.000%, 03/01/2034 (Callable 03/01/2026)(Insured by BAM)		905,000	945,836
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)		150,000	149,926
City of Springfield IL,
5.000%, 03/01/2029 (Callable 03/01/2025)		4,500,000	4,649,907
Clinton, Bond, Fayette, Etc. Counties Community College District No. 501,
5.000%, 12/01/2028 (Insured by AGM)		500,000	541,576
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023		200,000	191,473
Cook County School District No. 111,
4.000%, 12/01/2025 (Insured by AGM)		1,000,000	1,015,019
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)		1,210,000	1,269,442
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)		1,000,000	1,047,291
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)		430,000	463,073
6.000%, 12/15/2027 (Insured by BAM)		1,150,000	1,284,486
Cook County School District No. 83,
5.625%, 06/01/2033		815,000	914,924
Cook County School District No. 99:
4.000%, 12/01/2028 (Insured by BAM)		1,170,000	1,202,503
4.000%, 12/01/2029 (Insured by BAM)		2,425,000	2,484,407
4.000%, 12/01/2030 (Insured by BAM)		250,000	254,417
County of Cook IL,
5.000%, 11/15/2033 (Callable 11/15/2030)		1,500,000	1,578,876
County of Lake IL,
3.500%, 11/30/2030 (Callable 11/30/2024)		500,000	498,244
County of Sangamon IL:
3.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)		825,000	636,714
3.000%, 12/15/2039 (Callable 12/15/2029)(Insured by BAM)		700,000	529,583
4.000%, 12/15/2040 (Callable 12/15/2029)(Insured by BAM)		300,000	279,488
3.000%, 12/15/2041 (Callable 12/15/2029)(Insured by BAM)		600,000	440,658
Crawford County Community Unit School District No. 2,
4.000%, 12/01/2024 (Insured by AGM)		1,000,000	1,007,392
Crawford Hospital District,
4.000%, 01/01/2031 (Callable 01/01/2029)(Insured by AGM)		345,000	341,273
DuPage County Community Unit School District No. 200,
4.000%, 06/01/2038 (Callable 06/01/2026)		100,000	95,650
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)		315,000	325,702
DuPage County School District No. 60:
4.000%, 12/30/2035 (Callable 12/30/2027)		2,445,000	2,385,893
4.000%, 12/30/2036 (Callable 12/30/2027)		1,000,000	970,778
Exceptional Children Have Opportunities:
4.000%, 12/01/2034 (Callable 12/01/2029)		765,000	765,112
4.000%, 12/01/2035 (Callable 12/01/2029)		645,000	628,122
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)		600,000	640,187
Hampshire Special Service Area No. 13:
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)		165,000	145,165
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)		175,000	151,921
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)		185,000	158,729
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)		195,000	165,674
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)		205,000	172,760
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)		100,000	83,845
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)		270,000	281,224
Hoffman Estates Park District,
4.000%, 12/01/2044 (Callable 12/01/2024)		800,000	726,726
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)		500,000	529,955
Illinois Development Finance Authority,
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)		1,125,000	1,054,522
Illinois Educational Facilities Authority:
4.000%, 11/01/2036 (Callable 11/01/2022)		1,065,000	1,029,658
4.500%, 11/01/2036 (Callable 11/01/2024)		160,000	160,571
Illinois Finance Authority:
5.000%, 10/01/2023		105,000	105,117
5.000%, 11/01/2024		1,100,000	1,115,804
5.000%, 01/01/2029 (Pre-refunded to 01/01/2027)		475,000	504,674
5.000%, 02/15/2029 (Callable 02/15/2027)		3,275,000	3,441,024
5.000%, 10/01/2030 (Callable 10/01/2026)		140,000	145,549
4.000%, 11/15/2031 (Callable 11/15/2026)		205,000	201,981
5.000%, 11/15/2031 (Callable 11/15/2025)		1,000,000	1,018,237
4.000%, 12/15/2032 (Callable 12/15/2029)		625,000	620,410
4.000%, 05/15/2034 (Callable 05/15/2026)		300,000	279,978
3.300%, 11/01/2034 (SOFR + 1.200%)(Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (2)		8,000,000	7,912,053
4.000%, 12/01/2040 (Callable 12/01/2027)		270,000	247,232
4.000%, 09/01/2041 (Callable 09/01/2026)		240,000	202,257
5.000%, 10/01/2041 (Callable 10/01/2026)		1,400,000	1,425,070
4.000%, 12/01/2042 (Callable 12/01/2027)		275,000	249,896
6.000%, 07/01/2043 (Callable 07/01/2023)		1,000,000	1,015,879
6.000%, 10/01/2048 (Callable 10/01/2022)		1,000,000	1,000,000
Illinois Housing Development Authority:
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by HUD) (1)		3,535,000	3,465,129
4.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)		1,000,000	999,728
3.100%, 02/01/2035 (Callable 02/01/2026)		580,000	553,011
4.000%, 03/01/2043 (Callable 08/01/2024)(Mandatory Tender Date 12/01/2024) (1)		2,800,000	2,787,926
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)		324,389	237,841
2.830%, 05/15/2050 (SIFMA Municipal Swap Index + 1.000%)(Callable 11/15/2024)(Mandatory Tender Date 05/15/2025) (2)		425,000	425,429
Illinois Municipal Electric Agency,
4.000%, 02/01/2034 (Callable 08/01/2025)		300,000	293,492
Illinois Sports Facilities Authority:
5.000%, 06/15/2028		1,900,000	1,910,491
5.000%, 06/15/2029		1,750,000	1,755,386
5.000%, 06/15/2029 (Insured by BAM)		2,500,000	2,624,061
5.000%, 06/15/2030 (Callable 06/15/2029)(Insured by BAM)		1,155,000	1,230,406
Illinois State Toll Highway Authority:
5.000%, 12/01/2032 (Callable 01/01/2026)		645,000	670,046
5.000%, 01/01/2036 (Callable 01/01/2025)		5,000,000	5,120,983
5.000%, 01/01/2037 (Callable 01/01/2025)		2,400,000	2,452,876
5.000%, 01/01/2037 (Callable 01/01/2026)		1,345,000	1,387,069
5.000%, 01/01/2038 (Callable 01/01/2025)		2,750,000	2,802,523
5.000%, 01/01/2039 (Callable 01/01/2025)		1,500,000	1,525,483
5.000%, 01/01/2042 (Callable 01/01/2028)		500,000	509,668
Illinois State University,
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)		500,000	538,388
Jo Daviess County Community Unit School District No. 119:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)		345,000	347,973
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)		280,000	283,180
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)		380,000	380,801
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)		310,000	312,171
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by AGM)		285,000	283,762
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by AGM)		230,000	230,801
4.000%, 12/01/2041 (Callable 12/01/2028)(Insured by AGM)		305,000	300,779
4.000%, 12/01/2041 (Callable 12/01/2028)(Insured by AGM)		445,000	445,109
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)(Insured by BAM)		250,000	251,908
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)		315,000	315,597
Kane & DeKalb Counties Community Unit School District No. 301,
5.000%, 01/01/2031 (Callable 01/01/2027)		565,000	602,576
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.250%, 01/01/2033 (Callable 01/01/2023)		1,000,000	1,002,923
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)		480,000	485,935
Kendall Kane & Will Counties Community Unit School District No. 308:
5.000%, 02/01/2027 (Insured by BAM)		1,410,000	1,492,648
5.000%, 02/01/2028 (Insured by BAM)		3,060,000	3,272,141
4.000%, 02/01/2030 (Callable 02/01/2025)(Insured by BAM)		2,550,000	2,576,429
4.750%, 10/01/2031 (Callable 10/01/2023)		1,000,000	1,009,706
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by BAM)		855,000	857,521
4.000%, 01/01/2036 (Callable 01/01/2028)(Insured by BAM)		920,000	902,027
Lake County Community Unit School District No. 187,
4.000%, 01/01/2035 (Callable 01/01/2027)(Insured by BAM)		1,190,000	1,154,787
Lake County Consolidated High School District No. 120:
5.500%, 12/01/2037 (Callable 12/01/2032)		750,000	804,218
5.500%, 12/01/2038 (Callable 12/01/2032)		840,000	899,578
5.500%, 12/01/2040 (Callable 12/01/2032)		1,510,000	1,605,696
5.500%, 12/01/2041 (Callable 12/01/2032)		890,000	944,366
Lake County School District No. 33:
0.000%, 12/01/2026 (Insured by XLCA)		525,000	438,919
0.000%, 12/01/2028 (Insured by XLCA)		335,000	255,203
Lake County Township High School District No. 113,
4.000%, 01/01/2032 (Callable 01/01/2029)		4,130,000	4,100,605
Macon & De Witt Counties Community Unit School District No. 2:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)		835,000	814,712
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)		400,000	385,523
4.000%, 12/01/2041 (Callable 12/01/2030)(Insured by AGM)		1,175,000	1,087,414
4.000%, 12/01/2044 (Callable 12/01/2030)(Insured by AGM)		1,150,000	1,035,190
Macon County School District No. 61:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)		150,000	148,187
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)		200,000	188,511
5.000%, 12/01/2040 (Callable 12/01/2028)(Insured by AGM)		580,000	606,612
4.000%, 01/01/2045 (Callable 01/01/2027)(Insured by AGM)		3,000,000	2,703,407
Macoupin, Sangaman, & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)		685,000	657,928
Madison & Jersey Counties Unit School District No. 11,
5.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)		1,185,000	1,251,083
Madison County Community Unit School District No. 8:
4.000%, 12/01/2035 (Callable 12/01/2028)(Insured by BAM)		1,000,000	977,777
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by BAM)		1,740,000	1,631,177
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by BAM)		1,000,000	932,271
Madison, Bond, Etc. Counties Community Unit School District No. 5:
5.500%, 02/01/2036 (Callable 02/01/2030)(Insured by AGM)		975,000	1,049,567
5.500%, 02/01/2037 (Callable 02/01/2030)(Insured by AGM)		380,000	408,114
5.500%, 02/01/2041 (Callable 02/01/2030)(Insured by AGM)		1,720,000	1,830,101
5.500%, 02/01/2042 (Callable 02/01/2030)(Insured by AGM)		550,000	584,337
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)		65,000	65,787
0.000%, 06/15/2029 (Insured by NATL)		1,400,000	1,030,861
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)		1,500,000	1,557,250
Northern Illinois University:
5.000%, 10/01/2029 (Insured by BAM)		300,000	316,902
4.000%, 10/01/2033 (Callable 04/01/2031)(Insured by BAM)		500,000	468,571
4.000%, 10/01/2034 (Callable 04/01/2031)(Insured by BAM)		485,000	449,843
4.000%, 10/01/2035 (Callable 04/01/2031)(Insured by BAM)		1,000,000	920,761
4.000%, 10/01/2038 (Callable 04/01/2031)(Insured by BAM)		1,000,000	899,525
4.000%, 10/01/2039 (Callable 04/01/2031)(Insured by BAM)		850,000	758,847
4.000%, 10/01/2040 (Callable 04/01/2031)(Insured by BAM)		400,000	354,224
4.000%, 10/01/2041 (Callable 04/01/2031)(Insured by BAM)		425,000	373,564
4.000%, 10/01/2043 (Callable 04/01/2031)(Insured by BAM)		625,000	540,212
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2023 (Insured by BAM)		415,000	421,567
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)		330,000	345,462
Regional Transportation Authority,
5.750%, 06/01/2029 (Insured by AGM)		5,000,000	5,502,084
Richland County Community Unit School District No. 1:
5.000%, 12/01/2030 (Pre-refunded to 12/01/2024)(Insured by AGM)		155,000	160,574
4.000%, 12/01/2033 (Callable 12/01/2024)(Insured by AGM)		1,750,000	1,756,774
Sangamon & Morgan Counties Community Unit School District No. 16,
5.500%, 12/01/2042 (Callable 12/01/2030)(Insured by AGM)		895,000	946,765
Sangamon County School District No. 186,
4.000%, 02/01/2035 (Callable 02/01/2032)(Insured by AGM)		1,500,000	1,411,521
Southwestern Illinois Development Authority,
0.000%, 12/01/2023 (Insured by AGM)		100,000	95,571
St. Clair County Community Unit School District No. 187,
4.000%, 01/01/2028 (ETM)(Insured by AGM)		70,000	72,245
St. Clair County High School District No. 201:
4.000%, 02/01/2029 (Callable 02/01/2028)(Insured by BAM)		1,375,000	1,396,642
4.000%, 02/01/2030 (Callable 02/01/2028)(Insured by BAM)		1,335,000	1,355,641
4.000%, 02/01/2031 (Callable 02/01/2028)(Insured by BAM)		1,475,000	1,493,998
State of Illinois:
5.000%, 03/01/2025		7,000,000	7,119,588
5.000%, 01/01/2029 (Callable 01/01/2026)		1,005,000	1,017,512
5.500%, 07/01/2033 (Callable 07/01/2023)		410,000	411,956
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)		2,500,000	2,345,040
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)		1,060,000	1,285,847
Town of Cicero IL:
4.000%, 01/01/2028 (Insured by BAM)		1,265,000	1,258,586
4.000%, 01/01/2029 (Insured by BAM)		815,000	805,739
University of Illinois,
5.000%, 04/01/2044 (Callable 04/01/2024)		685,000	687,535
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023		700,000	707,185
5.000%, 12/01/2024		585,000	595,267
4.000%, 01/01/2031 (Callable 01/01/2027) (3)		245,000	216,412
5.000%, 01/01/2045 (Callable 01/01/2027) (3)		615,000	515,465
Village of Bartlett IL,
3.000%, 12/01/2033 (Callable 12/01/2028)		450,000	396,854
Village of Buffalo Grove IL,
4.000%, 12/30/2042 (Callable 12/30/2032)		1,170,000	1,058,624
Village of Cary IL,
4.000%, 12/15/2038 (Callable 12/15/2029)		750,000	697,021
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)		330,000	331,293
Village of Franklin Park IL,
4.000%, 07/01/2029 (Callable 07/01/2025)(Insured by AGM)		450,000	458,372
Village of Hillside IL,
5.000%, 01/01/2030 (Callable 01/01/2027)		2,690,000	2,621,116
Village of Matteson IL:
4.000%, 12/01/2028 (Insured by BAM)		300,000	302,974
4.000%, 12/01/2030 (Insured by BAM)		300,000	301,660
Village of Minooka IL,
2.540%, 12/01/2034 (Callable 12/01/2029)(Insured by AGM)		220,000	165,757
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)		135,000	135,113
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)		205,000	205,010
4.000%, 12/15/2035 (Callable 12/15/2030)(Insured by BAM)		250,000	242,762
4.000%, 12/15/2038 (Callable 12/15/2030)(Insured by BAM)		795,000	750,225
Village of Romeoville IL,
5.000%, 10/01/2042 (Callable 04/01/2025)		100,000	100,070
Village of Rosemont IL,
5.000%, 12/01/2046 (Callable 12/01/2026)(Insured by AGM)		130,000	135,164
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)(Insured by BAM)		230,000	230,956
4.750%, 02/01/2031 (Callable 02/01/2023)(Insured by BAM)		310,000	311,205
4.750%, 02/01/2032 (Callable 02/01/2023)(Insured by BAM)		275,000	276,010
4.750%, 02/01/2033 (Callable 02/01/2023)(Insured by BAM)		190,000	190,661
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)		300,000	316,680
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)		225,000	237,169
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)		150,000	145,036
Whiteside & Lee Counties Community Unit School District No. 5:
4.000%, 12/01/2028 (Insured by AGM)		535,000	546,883
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by AGM)		630,000	639,602
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)		500,000	505,077
4.000%, 12/01/2033 (Callable 12/01/2029)(Insured by AGM)		685,000	686,614
Will County Community High School District No. 210:
0.000%, 01/01/2023 (Insured by AGM)		215,000	213,128
0.000%, 01/01/2026 (Insured by AGM)		265,000	232,790
0.000%, 01/01/2027 (Insured by BAM)		1,120,000	942,700
0.000%, 01/01/2027 (Insured by AGM)		115,000	96,795
0.000%, 01/01/2028 (Insured by BAM)		1,140,000	918,357
0.000%, 01/01/2028		60,000	48,087
0.000%, 01/01/2028 (Insured by AGM)		180,000	145,004
5.000%, 01/01/2028 (Callable 01/01/2023)		1,500,000	1,505,312
0.000%, 01/01/2029		145,000	110,994
5.000%, 01/01/2030 (Callable 01/01/2023)		1,000,000	1,003,464
5.000%, 01/01/2031 (Callable 01/01/2023)		3,650,000	3,662,232
0.000%, 01/01/2032		110,000	72,106
0.000%, 01/01/2033 (Insured by BAM)		825,000	516,202
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)		410,000	391,556
Will County Community Unit School District No. 201-U:
4.000%, 01/01/2033 (Callable 01/01/2028)(Insured by AGM)		745,000	751,411
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by AGM)		785,000	786,208
4.000%, 01/01/2035 (Callable 01/01/2028)(Insured by AGM)		480,000	477,218
Winnebago & Boone Counties Community High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)(Insured by BAM)		1,000,000	1,005,010
Total Illinois (Cost $245,383,539)			230,904,161	10.8%

Indiana
Ball State University,
5.000%, 07/01/2035 (Callable 07/01/2028)		500,000	522,856
Bloomington Redevelopment District:
5.000%, 02/01/2025		325,000	335,986
5.000%, 08/01/2025		335,000	348,567
5.250%, 08/01/2036 (Callable 08/01/2029)		3,450,000	3,730,064
5.250%, 08/01/2036 (Callable 08/01/2029)		1,600,000	1,729,885
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)		325,000	351,396
City of Kendallville IN,
3.500%, 11/01/2024 (Mandatory Tender Date 11/01/2023)(Insured by HUD) (1)		5,000,000	4,966,775
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)		385,000	407,491
City of Rockport IN,
3.125%, 07/01/2025		2,750,000	2,674,139
Elkhart County Building Corp.:
4.000%, 06/01/2026 (Insured by BAM)		1,795,000	1,829,495
4.000%, 12/01/2026 (Insured by BAM)		1,830,000	1,869,094
4.000%, 06/01/2027 (Insured by BAM)		1,870,000	1,915,388
4.000%, 12/01/2027 (Insured by BAM)		1,900,000	1,952,576
Evansville Park District,
5.000%, 08/15/2036 (Callable 02/15/2028)(Insured by BAM)		1,335,000	1,421,047
Evansville Waterworks District:
5.000%, 07/01/2042 (Callable 01/01/2032)(Insured by BAM)		900,000	938,544
5.000%, 07/01/2047 (Callable 01/01/2032)(Insured by BAM)		2,150,000	2,222,644
4.250%, 01/01/2049 (Callable 01/01/2032)(Insured by BAM)		750,000	697,431
Franklin Township-Marion County Multiple School Building Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST AID)		505,000	507,163
Greater Clark Building Corp.:
6.000%, 07/15/2034 (Callable 07/15/2032)(Insured by ST AID)		1,080,000	1,256,734
6.000%, 01/15/2042 (Callable 07/15/2032)(Insured by ST AID)		1,000,000	1,150,941
Hammond Multi-School Building Corp.:
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)		625,000	634,793
5.000%, 07/15/2034 (Callable 01/15/2028)(Insured by ST AID)		2,000,000	2,095,755
5.000%, 07/15/2038 (Callable 01/15/2028)(Insured by ST AID)		3,105,000	3,184,874
Hammond Sanitary District:
5.000%, 07/15/2026 (Insured by BAM)		610,000	644,379
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)		315,000	338,375
Indiana Bond Bank:
2.653%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)		635,000	634,832
3.110%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%) (2)		225,000	224,910
Indiana Finance Authority:
5.000%, 10/01/2023		180,000	181,152
5.000%, 07/01/2027		1,445,000	1,507,945
5.000%, 09/01/2027		1,595,000	1,598,113
5.000%, 10/01/2027		245,000	253,578
5.000%, 07/01/2028		1,515,000	1,588,563
5.000%, 09/01/2028		1,675,000	1,670,316
5.000%, 10/01/2028 (Callable 10/01/2027)		1,000,000	1,032,717
5.000%, 10/01/2029		220,000	228,863
5.250%, 02/01/2030 (Callable 08/01/2025)		525,000	550,772
2.500%, 11/01/2030		2,825,000	2,388,502
4.250%, 11/01/2030		3,000,000	2,876,245
5.000%, 10/01/2031		250,000	258,251
5.000%, 10/01/2033 (Callable 10/01/2031)		170,000	173,579
4.000%, 05/01/2035 (Pre-refunded to 05/01/2023)		290,000	291,332
3.750%, 10/01/2037 (Callable 10/01/2023)		380,000	319,246
3.750%, 10/01/2042 (Callable 10/01/2023)		220,000	174,569
4.000%, 10/01/2052 (Callable 04/01/2032)		2,500,000	2,207,416
Indiana Housing & Community Development Authority:
2.000%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)		3,000,000	2,924,531
5.000%, 07/01/2053 (Callable 01/01/2032)(Insured by GNMA)		2,080,000	2,119,912
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)		1,000,000	1,023,974
Indianapolis Board of School Commissioners:
5.000%, 01/15/2024 (Insured by ST AID)		325,000	332,091
5.000%, 01/15/2025 (Insured by ST AID)		515,000	534,734
5.000%, 01/15/2026 (Insured by ST AID)		875,000	920,330
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)		500,000	519,731
5.000%, 02/01/2035 (Callable 12/29/2023)		200,000	203,074
5.000%, 02/01/2036 (Callable 12/29/2023)		750,000	761,438
5.000%, 02/01/2049 (Callable 02/01/2029)		1,000,000	1,033,410
5.000%, 02/01/2054 (Callable 02/01/2029)		1,885,000	1,945,295
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)		925,000	954,473
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)		1,000,000	1,085,721
Plainfield Redevelopment Authority,
3.000%, 08/01/2024 (Insured by ST AID)		360,000	351,926
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)		360,000	263,742
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)(Insured by ST AID)		345,000	346,133
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)		250,000	261,762
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)		300,000	314,019
Wheeler-Union Township School Building Corp.,
5.000%, 01/15/2042 (Callable 07/15/2030)(Insured by ST AID)		1,225,000	1,272,957
Total Indiana (Cost $77,382,545)			73,056,546	3.4%

Iowa
City of Ames IA,
4.000%, 06/15/2035 (Callable 06/15/2026)		1,510,000	1,401,669
City of Coralville IA:
4.000%, 05/01/2023		280,000	280,651
4.000%, 06/01/2023		135,000	134,896
4.000%, 05/01/2024		560,000	562,428
3.000%, 06/01/2024		290,000	283,858
4.000%, 05/01/2030 (Callable 05/01/2029)		1,000,000	975,313
3.000%, 05/01/2033 (Callable 05/01/2029)		1,000,000	865,440
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)		645,000	686,372
Iowa Finance Authority:
4.000%, 05/15/2023		200,000	199,154
4.000%, 05/15/2024		250,000	246,919
5.000%, 01/01/2028 (Insured by GNMA)		930,000	995,428
3.500%, 01/01/2047 (Callable 07/01/2026)(Insured by GNMA)		200,000	196,481
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)		1,400,000	1,373,638
2.650%, 05/15/2056 (SOFR + 0.550%)(Callable 05/15/2025)(Mandatory Tender Date 05/15/2026) (2)		2,000,000	1,859,330
Iowa Higher Education Loan Authority:
3.000%, 04/01/2029		870,000	800,977
3.000%, 04/01/2030		650,000	588,024
3.000%, 04/01/2031		525,000	464,006
5.000%, 10/01/2034 (Callable 10/01/2030)		300,000	304,220
5.000%, 10/01/2035 (Callable 10/01/2030)		360,000	363,202
5.000%, 10/01/2036 (Callable 10/01/2030)		365,000	366,490
4.750%, 10/01/2042 (Callable 10/01/2030)		750,000	704,857
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)		3,000,000	3,045,761
Southern Iowa Rural Water Association,
3.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)		1,030,000	902,244
Total Iowa (Cost $19,184,493)			17,601,358	0.8%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)		400,000	357,141
City of Goddard KS,
3.500%, 06/01/2034 (Callable 12/01/2022)		1,420,000	1,184,385
City of Hutchinson KS,
5.000%, 12/01/2022		140,000	140,231
City of Manhattan KS:
2.375%, 12/01/2022		1,600,000	1,593,820
4.000%, 06/01/2027 (Callable 06/01/2025)		1,550,000	1,521,112
City of Wichita KS,
4.000%, 09/01/2038 (Callable 09/01/2027)		1,540,000	1,449,237
County of Pottawatomie KS,
2.750%, 10/01/2023 (Callable 06/01/2023)		7,800,000	7,733,147
Kansas Power Pool:
4.000%, 12/01/2038 (Callable 12/01/2029)		700,000	657,425
4.000%, 12/01/2040 (Callable 12/01/2029)		1,095,000	994,654
Wyandotte County Unified School District No. 203,
4.000%, 09/01/2048 (Callable 09/01/2028)		1,000,000	883,263
Total Kansas (Cost $17,709,626)			16,514,415	0.8%

Kentucky
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)		3,000,000	2,895,923
County of Leslie KY,
4.000%, 02/01/2052 (Callable 02/01/2030)		2,085,000	1,698,134
Kentucky Bond Development Corp.,
5.000%, 09/01/2037 (Callable 09/01/2028)		500,000	522,306
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)		420,000	371,178
0.000%, 10/01/2026 (Insured by NATL)		665,000	562,431
0.000%, 10/01/2027 (Insured by NATL)		710,000	574,020
0.000%, 10/01/2028 (Insured by NATL)		870,000	672,449
Kentucky Housing Corp.,
5.850%, 04/01/2048 (Callable 10/31/2022)(Mandatory Tender Date 04/01/2023) (1)		1,634,049	1,634,947
Kentucky Public Energy Authority:
4.000%, 08/01/2027		550,000	538,805
4.000%, 04/01/2048 (Callable 01/02/2024)(Mandatory Tender Date 04/01/2024) (1)		5,000,000	4,989,277
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)		765,000	762,234
3.395%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)		2,000,000	1,961,462
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)		775,000	767,781
Kentucky Public Transportation Infrastructure Authority,
6.000%, 07/01/2053 (Pre-refunded to 07/01/2023)		1,500,000	1,524,260
Kentucky State University:
5.000%, 11/01/2031 (Insured by BAM)		365,000	402,075
4.000%, 11/01/2033 (Callable 11/01/2031)(Insured by BAM)		260,000	261,876
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by BAM)		270,000	266,380
4.000%, 11/01/2038 (Callable 11/01/2031)(Insured by BAM)		325,000	308,439
4.000%, 11/01/2041 (Callable 11/01/2031)(Insured by BAM)		250,000	226,645
4.000%, 11/01/2051 (Callable 11/01/2031)(Insured by BAM)		525,000	459,186
4.000%, 11/01/2056 (Callable 11/01/2031)(Insured by BAM)		500,000	434,283
Louisville & Jefferson County Metropolitan Government,
5.750%, 10/01/2038 (Callable 10/01/2023)		11,770,000	11,939,229
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)		1,000,000	1,060,360
Paducah Independent School District Finance Corp.,
3.500%, 09/01/2033 (Callable 09/01/2026)(Insured by ST AID)		300,000	270,808
Rural Water Financing Agency,
3.100%, 11/01/2024 (Callable 05/01/2023)		1,400,000	1,358,780
University of Kentucky,
3.000%, 04/01/2023		1,000,000	999,593
Total Kentucky (Cost $39,402,349)			37,462,861	1.7%

Louisiana
City of Pineville LA:
4.000%, 05/01/2027 (Insured by BAM)		240,000	245,746
4.000%, 05/01/2032 (Insured by BAM)		290,000	291,991
4.000%, 05/01/2034 (Callable 05/01/2032)(Insured by BAM)		400,000	391,483
4.000%, 05/01/2037 (Callable 05/01/2032)(Insured by BAM)		325,000	309,929
4.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)		1,000,000	883,553
4.000%, 05/01/2051 (Callable 05/01/2032)(Insured by BAM)		1,550,000	1,354,369
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)		350,000	354,200
Louisiana Housing Corp.:
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		3,274,000	3,223,304
4.500%, 12/01/2047 (Callable 12/01/2027)		110,000	109,938
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)		200,000	203,440
5.000%, 10/01/2024 (Insured by BAM)		100,000	103,122
Louisiana Public Facilities Authority:
0.000%, 10/01/2024 (5)		125,000	118,280
5.000%, 07/01/2051 (Callable 07/01/2026)		2,500,000	2,460,629
Louisiana State University & Agricultural & Mechanical College:
5.000%, 07/01/2028 (Callable 07/01/2026)		4,200,000	4,355,794
5.000%, 07/01/2030 (Callable 07/01/2026)(Insured by BAM)		380,000	393,265
4.000%, 07/01/2032 (Callable 07/01/2026)(Insured by BAM)		485,000	465,764
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2028 (Callable 10/01/2027)		660,000	608,147
Parish of St. John the Baptist LA:
5.000%, 03/01/2031 (Callable 03/01/2029)		385,000	409,532
5.000%, 03/01/2032 (Callable 03/01/2029)		500,000	529,393
St. Tammany Parish Hospital Service District No. 1:
5.000%, 07/01/2036 (Callable 07/01/2028)		1,745,000	1,772,562
5.000%, 07/01/2038 (Callable 07/01/2028)		855,000	855,078
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)		100,000	100,213
4.000%, 03/01/2036 (Callable 03/01/2027)		115,000	113,271
Tangipahoa Parish School Board,
4.000%, 03/01/2041 (Callable 03/01/2031)(Insured by AGM)		500,000	454,189
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)		715,000	418,720
Total Louisiana (Cost $22,226,732)			20,525,912	1.0%

Maine
City of Portland ME,
5.000%, 01/01/2031 (Callable 01/01/2026)		1,090,000	1,119,247
Maine Health & Higher Educational Facilities Authority:
4.000%, 07/01/2037 (Callable 07/01/2029)(Insured by ST AID)		230,000	210,226
5.000%, 07/01/2046 (Callable 07/01/2026)		250,000	242,407
Maine State Housing Authority:
3.625%, 11/15/2039 (Callable 11/15/2024)		2,255,000	1,963,608
3.500%, 11/15/2045 (Callable 05/15/2025)		55,000	54,324
4.000%, 11/15/2045 (Callable 11/15/2025)		130,000	129,637
3.500%, 11/15/2046 (Callable 11/15/2025)		10,000	9,965
3.500%, 11/15/2047 (Callable 11/15/2026)		415,000	408,079
4.000%, 11/15/2049 (Callable 05/15/2028)		320,000	316,338
4.000%, 11/15/2050 (Callable 05/15/2029)		835,000	822,760
5.000%, 11/15/2052 (Callable 11/15/2031)		4,000,000	4,074,165
5.000%, 11/15/2052 (Callable 11/15/2031)		1,515,000	1,543,620
Total Maine (Cost $11,779,686)			10,894,376	0.5%

Maryland
County of Baltimore MD:
3.000%, 09/01/2027 (Callable 10/21/2022)		1,000,000	972,564
4.000%, 09/01/2032 (Callable 09/01/2031)		350,000	349,706
4.000%, 09/01/2033 (Callable 09/01/2031)		230,000	224,532
4.000%, 09/01/2036 (Callable 09/01/2031)		135,000	129,045
Maryland Community Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)		5,970,000	5,737,785
4.050%, 10/01/2024		4,000,000	3,976,126
4.700%, 03/01/2046 (Callable 03/01/2031)(Insured by GNMA)		2,250,000	2,064,034
3.500%, 03/01/2050 (Callable 03/01/2029)		845,000	820,861
5.000%, 09/01/2052 (Callable 03/01/2031)(Insured by GNMA)		7,900,000	8,044,696
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2028		300,000	309,779
4.000%, 01/01/2029		980,000	954,204
5.000%, 01/01/2029		290,000	300,060
5.000%, 01/01/2030		185,000	191,472
2.450%, 07/01/2033 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		3,415,000	3,415,000
5.000%, 07/01/2045 (Callable 01/01/2027)(Mandatory Tender Date 07/01/2027) (1)		780,000	815,854
Maryland Stadium Authority,
5.000%, 06/01/2026		750,000	787,882
Washington Suburban Sanitary Commission,
2.450%, 06/01/2023 (Callable 10/03/2022)(Optional Put Date 10/07/2022)(County Guaranteed) (1)		2,915,000	2,915,000
Total Maryland (Cost $33,304,306)			32,008,600	1.5%

Massachusetts
Commonwealth of Massachusetts:
5.000%, 07/01/2036 (Callable 07/01/2025)		2,250,000	2,317,669
4.000%, 04/01/2042 (Callable 04/01/2025)		1,530,000	1,421,427
Massachusetts Clean Water Trust,
5.000%, 08/01/2038 (Callable 08/01/2029)		630,000	677,921
Massachusetts Development Finance Agency:
5.000%, 10/01/2025 (Insured by AGM)		575,000	595,267
5.000%, 01/01/2031 (Callable 01/01/2027)		475,000	482,114
5.000%, 12/01/2035 (Callable 12/01/2026)		1,450,000	1,478,887
Massachusetts Health & Educational Facilities Authority,
5.000%, 10/01/2029 (Callable 10/01/2022)		1,545,000	1,545,000
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)		1,000,000	1,000,105
3.500%, 06/01/2042 (Callable 06/01/2025)		1,005,000	988,560
4.500%, 12/01/2048 (Callable 12/01/2027)		1,175,000	1,174,390
4.000%, 06/01/2049 (Callable 12/01/2028)		645,000	636,770
5.000%, 06/01/2050 (Callable 06/01/2032)(Insured by GNMA)		1,860,000	1,894,082
University of Massachusetts Building Authority,
5.000%, 11/01/2031 (Callable 11/01/2025)		1,395,000	1,461,553
Total Massachusetts (Cost $16,608,620)			15,673,745	0.7%

Michigan
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)		25,000	25,330
Clarkston Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)		500,000	536,560
Clio Area School District:
4.000%, 05/01/2038 (Callable 05/01/2032)(Insured by Q-SBLF)		635,000	600,845
4.000%, 05/01/2040 (Callable 05/01/2032)(Insured by Q-SBLF)		885,000	819,591
4.000%, 05/01/2041 (Callable 05/01/2032)(Insured by Q-SBLF)		895,000	823,568
4.000%, 05/01/2042 (Callable 05/01/2032)(Insured by Q-SBLF)		885,000	809,478
4.000%, 05/01/2043 (Callable 05/01/2032)(Insured by Q-SBLF)		900,000	816,403
4.000%, 05/01/2044 (Callable 05/01/2032)(Insured by Q-SBLF)		800,000	721,206
Coopersville Area Public Schools:
4.000%, 05/01/2039 (Callable 05/01/2032)(Insured by Q-SBLF)		300,000	274,070
4.500%, 05/01/2041 (Callable 05/01/2032)(Insured by Q-SBLF)		310,000	302,007
4.500%, 05/01/2043 (Callable 05/01/2032)(Insured by Q-SBLF)		300,000	287,767
4.000%, 05/01/2045 (Callable 05/01/2032)(Insured by Q-SBLF)		850,000	738,945
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)		985,000	963,466
Ferris State University,
5.000%, 10/01/2026		865,000	916,217
Grand Ledge Public Schools,
5.000%, 05/01/2044 (Callable 05/01/2029)(Insured by Q-SBLF)		250,000	265,962
Great Lakes Water Authority:
5.000%, 07/01/2033 (Callable 07/01/2028)		1,000,000	1,058,483
5.000%, 07/01/2036 (Callable 07/01/2026)		5,000,000	5,166,298
Lake Orion Community School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)		275,000	278,083
4.000%, 05/01/2025 (Insured by Q-SBLF)		325,000	330,080
4.000%, 05/01/2026 (Insured by Q-SBLF)		350,000	356,987
4.000%, 05/01/2027 (Insured by Q-SBLF)		275,000	281,818
Lake Superior State University,
4.000%, 11/15/2028 (Insured by AGM)		620,000	621,092
Lincoln Consolidated School District,
5.000%, 05/01/2042 (Callable 05/01/2028)(Insured by Q-SBLF)		2,000,000	2,080,811
Michigan Finance Authority:
4.000%, 10/01/2024		650,000	643,434
5.000%, 09/01/2029		400,000	422,068
4.500%, 10/01/2029 (Callable 10/01/2024)		5,900,000	5,862,931
5.000%, 09/01/2030 (Callable 03/01/2030)		440,000	463,245
5.000%, 07/01/2032 (Callable 07/01/2024)(Insured by AGM)		5,000,000	5,099,240
5.000%, 07/01/2034 (Callable 07/01/2025)		315,000	322,515
5.000%, 12/01/2035 (Callable 12/01/2027)		1,000,000	1,024,204
5.000%, 07/01/2036 (Callable 07/01/2024)(Insured by NATL)		500,000	507,309
5.000%, 07/01/2039 (Callable 07/01/2024)		2,600,000	2,611,632
5.000%, 12/01/2043 (Callable 06/01/2028)(Mandatory Tender Date 12/01/2028) (1)		1,750,000	1,851,199
5.000%, 07/01/2044 (Callable 07/01/2024)		1,275,000	1,277,227
6.750%, 07/01/2044 (Pre-refunded to 07/01/2024) (3)		2,735,000	2,868,207
5.000%, 11/15/2044 (Callable 05/16/2026)(Mandatory Tender Date 11/16/2026) (1)(6)		4,950,000	5,151,330
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)		595,000	515,465
Michigan State Housing Development Authority:
3.500%, 06/01/2024 (Mandatory Tender Date 12/01/2023)(Insured by HUD) (1)		5,000,000	4,952,906
4.250%, 06/01/2049 (Callable 12/01/2027)		1,535,000	1,525,315
4.250%, 12/01/2049 (Callable 06/01/2028)		1,495,000	1,484,471
3.500%, 12/01/2050 (Callable 06/01/2029)		4,900,000	4,748,681
5.000%, 06/01/2053 (Callable 12/01/2031)		3,000,000	3,055,113
Michigan State University,
5.000%, 02/15/2037 (Callable 08/15/2029)		525,000	552,983
Pinckney Community Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)		750,000	777,165
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)		1,500,000	1,548,262
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)		1,000,000	1,053,623
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)		400,000	422,277
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)		815,000	866,287
Trenton Public Schools School District,
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)		300,000	326,309
Wayne County Airport Authority:
5.000%, 12/01/2026		185,000	196,061
5.000%, 12/01/2031 (Callable 12/01/2027)		375,000	394,661
Wayne State University,
5.000%, 11/15/2030 (Callable 11/15/2025)		1,025,000	1,062,721
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)		500,000	463,903
Western Michigan University:
5.000%, 11/15/2029 (Callable 05/15/2025)		250,000	257,533
5.000%, 11/15/2030 (Insured by AGM)		300,000	327,185
5.000%, 11/15/2038 (Callable 05/15/2031)(Insured by AGM)		375,000	394,083
5.000%, 11/15/2039 (Callable 05/15/2031)(Insured by AGM)		400,000	419,521
5.000%, 11/15/2040 (Callable 05/15/2031)(Insured by AGM)		420,000	439,508
Total Michigan (Cost $77,033,977)			72,963,641	3.4%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027		200,000	206,935
5.000%, 05/01/2031 (Callable 05/01/2027)		525,000	536,182
City of Minneapolis MN:
5.000%, 11/15/2034 (Callable 11/15/2025)		680,000	687,782
4.000%, 11/15/2036 (Callable 11/15/2031)		1,090,000	1,017,877
Duluth Economic Development Authority:
5.000%, 06/15/2027		300,000	303,849
5.000%, 06/15/2028		450,000	456,598
Forest Lake Independent School District No. 831,
3.125%, 02/01/2039 (Callable 02/01/2026)(Insured by SD CRED PROG)		400,000	334,825
Fosston Independent School District No. 601,
4.000%, 02/01/2036 (Callable 02/01/2026)(Insured by SD CRED PROG)		725,000	725,077
Housing & Redevelopment Authority of The City of St. Paul:
5.000%, 12/01/2029		1,175,000	1,203,319
5.000%, 12/01/2030		300,000	305,005
5.000%, 12/01/2036 (Callable 12/01/2030)		1,600,000	1,590,270
Maple River Independent School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)(Insured by SD CRED PROG)		970,000	948,175
4.000%, 02/01/2038 (Callable 02/01/2030)(Insured by SD CRED PROG)		700,000	681,437
Minnesota Higher Education Facilities Authority:
5.000%, 10/01/2039 (Callable 10/01/2030)		2,040,000	2,086,517
4.000%, 10/01/2040 (Callable 10/01/2030)		1,030,000	926,035
4.125%, 10/01/2041 (Callable 10/01/2030)		1,000,000	890,910
4.125%, 10/01/2042 (Callable 10/01/2030)		1,000,000	883,805
Minnesota Housing Finance Agency:
3.600%, 07/01/2033 (Callable 01/01/2023)(Insured by GNMA)		485,000	441,772
3.100%, 07/01/2035 (Callable 07/01/2025)(Insured by GNMA)		1,515,000	1,452,046
4.000%, 01/01/2038 (Callable 01/01/2024)		300,000	291,089
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)		160,000	141,536
2.880%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 01/01/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)		2,250,000	2,248,467
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)		275,000	273,169
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)		545,000	534,094
3.500%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)		2,880,000	2,791,892
Plymouth Intermediate District No. 287:
4.000%, 02/01/2028 (Callable 02/01/2027)		350,000	356,228
4.000%, 02/01/2037 (Callable 02/01/2027)		250,000	232,170
Robbinsdale Independent School District No. 281,
5.000%, 02/01/2030 (Insured by SD CRED PROG)		750,000	823,461
St. Paul Port Authority,
4.000%, 10/01/2041 (Callable 10/01/2027)		400,000	367,470
Zumbro Education District:
4.000%, 02/01/2029		350,000	341,404
4.000%, 02/01/2038 (Callable 02/01/2031)		385,000	342,712
Total Minnesota (Cost $26,552,287)			24,422,108	1.1%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)		500,000	524,913
City of Flowood MS,
3.500%, 10/01/2026 (Callable 10/01/2024)		610,000	612,905
City of Gulfport MS:
5.000%, 07/01/2024		485,000	493,397
5.000%, 07/01/2027 (Callable 07/01/2026)		500,000	508,635
City of Ridgeland MS:
3.000%, 10/01/2025		1,000,000	974,718
3.000%, 10/01/2026		1,100,000	1,062,502
3.000%, 10/01/2028 (Callable 10/01/2027)		690,000	654,432
3.000%, 10/01/2029 (Callable 10/01/2027)		540,000	507,785
Delta St. University Educational Building Corp.,
4.000%, 12/01/2034 (Callable 12/01/2026)		125,000	124,554
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)		500,000	505,776
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)		2,100,000	2,000,134
Mississippi Development Bank:
4.000%, 03/01/2032 (Callable 03/01/2028)		200,000	197,647
4.000%, 07/01/2032 (Callable 07/01/2031)		150,000	144,348
4.000%, 03/01/2033 (Callable 03/01/2028)		300,000	292,701
5.250%, 03/01/2034 (Callable 03/01/2028)		490,000	508,319
4.000%, 07/01/2034 (Callable 07/01/2031)		285,000	265,014
4.000%, 07/01/2035 (Callable 07/01/2031)		405,000	374,018
4.000%, 03/01/2036 (Callable 03/01/2028)		300,000	277,511
4.000%, 07/01/2036 (Callable 07/01/2031)		250,000	227,574
4.000%, 07/01/2038 (Callable 07/01/2031)		245,000	220,272
4.000%, 07/01/2039 (Callable 07/01/2031)		390,000	347,008
5.250%, 03/01/2045 (Callable 03/01/2028)		1,345,000	1,370,157
5.000%, 03/01/2048 (Callable 03/01/2029)(Insured by BAM)		1,000,000	991,495
Mississippi Home Corp.,
4.050%, 12/01/2047 (Callable 06/01/2031)(Insured by GNMA)		500,000	445,726
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)		2,000,000	2,050,125
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)		1,260,000	1,305,595
5.000%, 10/15/2034 (Callable 10/15/2025)		1,000,000	1,028,630
5.000%, 10/15/2035 (Callable 10/15/2028)		4,000,000	4,169,908
Sunflower County Consolidated School District,
4.000%, 06/01/2042 (Callable 06/01/2032)(Insured by BAM)		1,620,000	1,453,622
University of Mississippi Educational Building Corp.:
5.000%, 10/01/2047 (Callable 10/01/2032) (6)		800,000	831,425
4.500%, 10/01/2052 (Callable 10/01/2032) (6)		1,000,000	945,788
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)		385,000	401,200
West Rankin Utility Authority:
5.000%, 01/01/2028 (Pre-refunded to 01/01/2025)(Insured by AGM)		110,000	114,341
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)(Insured by AGM)		300,000	311,839
5.000%, 01/01/2030 (Pre-refunded to 01/01/2025)(Insured by AGM)		590,000	613,283
5.000%, 01/01/2043 (Pre-refunded to 01/01/2028)(Insured by AGM)		1,500,000	1,619,690
Total Mississippi (Cost $31,194,938)			28,476,987	1.3%

Missouri
Boone County Reorganized School District No. R-1,
5.750%, 03/01/2042 (Callable 09/01/2031)(Insured by BAM)		1,750,000	1,959,533
Center School District No. 58,
4.000%, 04/15/2031 (Callable 04/15/2027)		170,000	172,190
City of St. Charles MO,
4.000%, 02/01/2026		500,000	507,605
County of Cape Girardeau MO:
5.000%, 06/01/2023		625,000	631,088
5.000%, 06/01/2024		825,000	843,993
5.000%, 06/01/2025		650,000	670,382
Curators of the University of Missouri,
4.000%, 11/01/2031 (Callable 11/01/2024)		5,415,000	5,440,230
Hazelwood School District,
4.000%, 03/01/2031 (Callable 03/01/2028)(Insured by ST AID)		520,000	528,150
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)		45,000	45,358
5.000%, 09/01/2025		365,000	369,094
5.000%, 09/01/2026		410,000	415,795
5.000%, 09/01/2027		280,000	284,691
5.000%, 11/15/2027 (Callable 11/15/2025)		585,000	603,394
5.000%, 02/01/2034 (Callable 02/01/2024)		600,000	594,844
5.000%, 02/01/2035 (Callable 02/01/2024)		385,000	380,442
5.000%, 02/15/2036 (Callable 02/15/2029)		425,000	437,263
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST AID)		1,005,000	1,138,233
Jasper County Reorganized School District No. R-IX:
4.000%, 04/01/2024		480,000	483,529
4.000%, 04/01/2025		415,000	418,670
Jefferson County Consolidated School District No. 6:
3.000%, 03/01/2034 (Callable 03/01/2028)(Insured by ST AID)		700,000	610,635
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)		1,300,000	1,040,044
3.000%, 03/01/2041 (Callable 03/01/2028)(Insured by ST AID)		1,000,000	792,752
Kansas City Industrial Development Authority,
4.000%, 03/01/2035 (Callable 03/01/2030)		455,000	425,385
Meramec Valley School District No. R-III:
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)		360,000	299,752
3.000%, 03/01/2038 (Callable 03/01/2028)(Insured by ST AID)		500,000	407,937
Missouri Housing Development Commission,
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)		140,000	136,795
Missouri Joint Municipal Electric Utility Commission,
5.000%, 12/01/2040 (Callable 06/01/2026)		1,000,000	1,017,808
Missouri Southern State University:
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by AGM)		110,000	106,945
4.000%, 10/01/2034 (Callable 10/01/2029)(Insured by AGM)		115,000	109,972
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)		100,000	95,072
4.000%, 10/01/2036 (Callable 10/01/2029)(Insured by AGM)		110,000	104,021
4.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGM)		110,000	100,453
Mizuho Floater/Residual Trust,
2.710%, 09/01/2034 (Optional Put Date 11/04/2022) (1)(3)		2,555,000	2,555,000
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)		125,000	115,161
Normandy Schools Collaborative:
3.000%, 03/01/2036 (Callable 03/01/2028)(Insured by ST AID)		1,525,000	1,296,974
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)		1,325,000	1,103,252
Northwest Missouri State University:
5.000%, 06/01/2023 (Insured by BAM)		400,000	404,235
5.000%, 06/01/2027 (Insured by BAM)		560,000	586,218
5.000%, 06/01/2028 (Insured by BAM)		600,000	633,136
5.000%, 06/01/2029 (Insured by BAM)		500,000	530,978
St. Charles County Francis Howell R-III School District,
4.000%, 03/01/2031 (Callable 03/01/2028)		2,425,000	2,485,765
St. Louis Land Clearance for Redevelopment Authority,
3.875%, 10/01/2035 (Callable 10/01/2029)		365,000	289,231
Total Missouri (Cost $34,142,257)			31,172,005	1.5%

Montana
City of Forsyth MT,
3.900%, 03/01/2031 (Callable 03/01/2023) (1)		7,300,000	6,892,321
Montana Board of Housing:
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024) (1)		3,385,000	3,335,238
3.600%, 12/01/2030 (Callable 10/21/2022)		290,000	281,992
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)		315,000	286,825
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)		1,210,000	1,198,711
3.000%, 06/01/2052 (Callable 06/01/2031)		2,000,000	1,877,864
Montana Facility Finance Authority:
4.000%, 07/01/2024		150,000	149,196
5.000%, 06/01/2033 (Callable 06/01/2028)		310,000	317,987
4.000%, 01/01/2037 (Callable 01/01/2030)		700,000	657,813
Total Montana (Cost $15,985,395)			14,997,947	0.7%

Nebraska
Central Plains Energy Project,
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)		835,000	842,680
County of Douglas NE,
5.000%, 07/01/2036 (Callable 07/01/2027)		200,000	207,048
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2030 (Callable 05/15/2026)		90,000	94,330
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)		275,000	245,592
3.500%, 09/01/2046 (Callable 03/01/2025)		65,000	63,876
Papio-Missouri River Natural Resources District:
3.000%, 12/01/2031 (Callable 10/12/2026)		540,000	486,846
3.000%, 12/01/2032 (Callable 10/12/2026)		385,000	337,247
Village of Boys Town NE,
3.000%, 09/01/2028		2,125,000	2,032,316
Total Nebraska (Cost $4,692,836)			4,309,935	0.2%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)		250,000	254,618
City of Las Vegas NV Special Improvement District No. 815,
3.000%, 12/01/2022		100,000	99,796
City of Reno NV,
4.000%, 06/01/2043 (Callable 06/01/2027)(Insured by AGM)		1,845,000	1,608,983
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)		2,000,000	1,943,257
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)		450,000	476,564
Henderson Public Improvement Trust,
5.500%, 01/01/2044 (Pre-refunded to 07/01/2024)		1,000,000	1,036,062
Las Vegas Redevelopment Agency:
5.000%, 06/15/2029 (Callable 06/15/2026)		200,000	205,740
3.000%, 06/15/2032 (Callable 06/15/2026)		1,000,000	857,601
Las Vegas Valley Water District,
5.000%, 06/01/2046 (Callable 06/01/2026)		3,320,000	3,395,992
Nevada Housing Division:
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)		1,695,000	1,672,924
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)		345,000	340,472
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)		300,000	304,610
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)		525,000	558,718
Total Nevada (Cost $14,018,802)			12,755,337	0.6%

New Hampshire
New Hampshire Business Finance Authority,
4.000%, 10/20/2036		3,000,000	2,622,802
New Hampshire Health and Education Facilities Authority,
5.000%, 10/01/2032 (Callable 10/01/2027)		275,000	281,892
Total New Hampshire (Cost $3,015,944)			2,904,694	0.1%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (Insured by BAM) (3)		3,293,000	3,262,074
Camden County Improvement Authority,
4.000%, 01/15/2038 (Callable 01/15/2029)(County Guaranteed)		1,795,000	1,674,154
City of Somers Point NJ,
4.000%, 10/01/2028 (Callable 10/01/2026)		1,100,000	1,122,502
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)		400,000	401,949
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)		640,000	649,373
County of Gloucester NJ,
5.000%, 12/01/2024		1,000,000	1,011,142
County of Middlesex NJ,
5.000%, 10/15/2031 (Callable 10/31/2022)		2,475,000	2,720,531
Gloucester County Improvement Authority,
0.600%, 03/01/2024 (Callable 10/31/2022)		2,325,000	2,190,837
New Jersey Economic Development Authority:
5.000%, 06/15/2023 (Insured by BAM)		295,000	298,739
4.000%, 11/01/2027		1,100,000	1,093,202
3.125%, 07/01/2029 (Callable 07/01/2027)		90,000	80,886
2.450%, 11/01/2031 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		3,190,000	3,190,000
New Jersey Health Care Facilities Financing Authority,
5.000%, 07/01/2043 (Callable 04/01/2024)(Mandatory Tender Date 07/01/2024) (1)		2,250,000	2,303,059
New Jersey Housing & Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		2,300,000	2,240,509
4.500%, 10/01/2048 (Callable 10/01/2027)		1,025,000	1,024,180
4.750%, 10/01/2050 (Callable 04/01/2028)		355,000	356,924
3.500%, 04/01/2051 (Callable 04/01/2029)		4,635,000	4,479,005
5.000%, 10/01/2053 (Callable 04/01/2031)		2,500,000	2,548,018
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2024 (Insured by BHAC)		605,000	559,628
0.000%, 12/15/2026		4,650,000	3,887,355
5.000%, 06/15/2029 (Callable 06/15/2026)		1,465,000	1,516,695
5.250%, 06/15/2031 (Callable 06/15/2023)		1,600,000	1,609,042
5.000%, 06/15/2034 (Callable 12/15/2028)		800,000	809,299
4.000%, 06/15/2035 (Callable 12/15/2030)		1,455,000	1,328,040
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)		500,000	460,541
5.000%, 06/15/2044 (Callable 06/15/2023)		145,000	143,482
5.000%, 06/15/2044 (Callable 06/15/2024)		370,000	366,127
New Jersey Turnpike Authority,
2.940%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 10/31/2022)(Mandatory Tender Date 01/01/2023) (2)		1,020,000	1,020,183
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)		525,000	543,384
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022		550,000	552,123
South Jersey Port Corp.,
3.000%, 01/01/2024 (Callable 01/01/2023)		100,000	99,681
South Jersey Transportation Authority,
5.000%, 11/01/2041 (Callable 11/01/2030)(Insured by BAM)		1,350,000	1,384,687
State of New Jersey:
5.000%, 06/01/2024		2,000,000	2,053,850
5.000%, 06/01/2026		2,330,000	2,445,235
Township of Union NJ:
3.000%, 01/15/2025		830,000	820,924
3.000%, 01/15/2026		465,000	456,532
Total New Jersey (Cost $53,535,822)			50,703,892	2.4%

New Mexico
Albuquerque Bernalillo County Water Utility Authority,
4.000%, 07/01/2046 (Callable 07/01/2029)		1,785,000	1,575,331
City of Las Cruces NM,
4.000%, 06/01/2032 (Callable 06/01/2026)		1,000,000	1,014,634
Loving Municipal School District No. 10:
5.000%, 09/15/2025 (Insured by ST AID)		500,000	520,353
5.000%, 09/15/2026 (Insured by ST AID)		500,000	526,468
5.000%, 09/15/2027 (Insured by ST AID)		400,000	425,830
New Mexico Finance Authority,
5.000%, 06/15/2035 (Callable 06/15/2028)		305,000	325,086
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)		300,000	303,303
4.000%, 12/01/2029 (Insured by AGM)		335,000	337,085
New Mexico Mortgage Finance Authority:
3.500%, 09/01/2041 (Callable 03/01/2026)		475,000	452,124
3.700%, 09/01/2042 (Callable 03/01/2027)(Insured by GNMA)		1,535,000	1,486,588
3.500%, 07/01/2050 (Callable 01/01/2029)(Insured by GNMA)		815,000	791,021
5.250%, 03/01/2053 (Callable 03/01/2032)(Insured by GNMA)		3,500,000	3,624,245
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)		520,000	513,083
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2024		100,000	100,521
4.000%, 09/01/2025		150,000	151,072
5.000%, 09/01/2026		150,000	156,755
5.000%, 09/01/2030		125,000	134,864
Total New Mexico (Cost $13,506,841)			12,438,363	0.6%

New York
Albany County Airport Authority,
5.000%, 12/15/2025		1,000,000	1,030,064
Albany County Capital Resource Corp.,
3.100%, 07/01/2030		755,000	602,305
Amherst Development Corp.,
5.000%, 10/01/2032 (Callable 10/01/2027)(Insured by AGM)		240,000	255,512
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025) (1)		9,350,000	9,276,690
City of Long Beach NY:
2.000%, 02/17/2023		4,630,000	4,592,056
5.250%, 07/15/2042 (Callable 07/15/2030)(Insured by BAM)		1,800,000	1,841,457
City of New York NY:
5.250%, 07/01/2029 (Pre-refunded to 07/01/2023)		250,000	253,855
5.000%, 04/01/2040 (Callable 04/01/2028)		380,000	391,069
2.740%, 04/01/2042 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		7,000,000	7,000,000
5.000%, 03/01/2044 (Callable 03/01/2028)		350,000	357,974
5.000%, 06/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 12/01/2025) (1)		2,000,000	2,025,789
5.000%, 12/01/2044 (Callable 12/01/2028)		1,655,000	1,697,226
4.000%, 09/01/2046 (Callable 09/01/2032)		1,000,000	895,068
City of Yonkers NY:
5.000%, 09/01/2027 (Insured by BAM)		1,000,000	1,068,770
5.000%, 09/01/2028 (Insured by BAM)		1,570,000	1,695,153
East Ramapo Central School District,
3.500%, 05/31/2023 (Insured by ST AID)		4,250,000	4,250,449
Guilderland Central School District,
4.000%, 07/28/2023 (Insured by ST AID)		10,000,000	10,019,934
Huntington Local Development Corp.,
4.000%, 07/01/2027		2,450,000	2,337,596
Le Roy Central School District,
3.750%, 06/30/2023 (Insured by ST AID)		8,746,596	8,747,067
Long Island Power Authority:
4.000%, 09/01/2034 (Callable 09/01/2028)		325,000	318,061
3.000%, 09/01/2040 (Callable 09/01/2031)		1,000,000	764,617
Metropolitan Transportation Authority,
2.656%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)		3,145,000	3,142,627
New York City Housing Development Corp.:
3.000%, 02/15/2048 (Callable 05/15/2024)		8,500,000	8,328,781
3.500%, 02/15/2048 (Callable 05/15/2024)		3,820,000	3,699,716
New York City Industrial Development Agency:
5.000%, 03/01/2029 (Insured by AGM)		250,000	268,830
5.000%, 03/01/2030 (Insured by AGM)		250,000	270,588
New York City Municipal Water Finance Authority,
5.000%, 06/15/2036 (Callable 06/15/2024)		1,000,000	1,019,381
New York City Transitional Finance Authority:
5.000%, 08/01/2034 (Callable 08/01/2026)		650,000	673,784
5.000%, 11/01/2035 (Callable 05/01/2029)		715,000	749,377
5.000%, 08/01/2038 (Callable 08/01/2028)		1,295,000	1,342,101
4.000%, 11/01/2038 (Callable 05/01/2031)		1,055,000	996,622
4.000%, 05/01/2039 (Callable 11/01/2030)		1,000,000	940,329
5.000%, 08/01/2040 (Callable 08/01/2026)		2,500,000	2,554,941
5.000%, 08/01/2042 (Callable 08/01/2028)		1,240,000	1,275,264
New York City Water & Sewer System,
5.000%, 06/15/2036 (Callable 06/15/2024)		1,000,000	1,019,381
New York Convention Center Development Corp.,
0.000%, 11/15/2055 (Insured by BAM)		3,665,000	639,243
New York Liberty Development Corp.,
3.125%, 09/15/2050 (Callable 03/15/2030)		1,650,000	1,169,880
New York State Dormitory Authority:
5.000%, 02/15/2031 (Callable 08/15/2027)		730,000	772,041
5.000%, 03/15/2040 (Callable 03/15/2029)		3,275,000	3,394,026
5.000%, 03/15/2041 (Callable 03/15/2029)		2,885,000	2,983,688
5.500%, 01/01/2044 (Pre-refunded to 07/01/2024)		1,025,000	1,061,963
5.000%, 03/15/2044 (Callable 03/15/2024)		2,800,000	2,832,704
5.000%, 02/15/2048 (Callable 02/15/2030)		1,925,000	1,975,007
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 11/01/2022)(Insured by SONYMA)		5,000,000	4,711,843
1.600%, 11/01/2024 (Callable 10/21/2022)		12,030,000	11,442,611
0.650%, 11/01/2056 (Callable 07/01/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)		2,500,000	2,217,506
1.000%, 11/01/2061 (Callable 09/01/2023)(Mandatory Tender Date 11/01/2026)(Insured by SONYMA) (1)		1,825,000	1,614,511
New York State Thruway Authority,
4.000%, 01/01/2045 (Callable 01/01/2030)		1,250,000	1,101,054
New York State Urban Development Corp.,
4.000%, 03/15/2043 (Callable 09/15/2029)		560,000	503,239
New York Transportation Development Corp.,
5.000%, 12/01/2031 (Callable 12/01/2030)		1,250,000	1,287,223
Onondaga Civic Development Corp.:
3.375%, 10/01/2026 (Callable 10/01/2025)		50,000	46,526
5.000%, 10/01/2040 (Callable 10/01/2025)		95,000	83,209
Port Authority of New York & New Jersey:
3.000%, 10/01/2028		5,000,000	4,606,368
5.000%, 09/01/2031 (Callable 09/01/2024)		805,000	828,681
5.000%, 09/01/2034 (Callable 09/01/2029)		3,930,000	4,194,008
Rome City School District,
3.750%, 07/26/2023 (Insured by ST AID)		6,000,000	6,001,541
Salmon River Central School District,
3.750%, 08/04/2023 (Insured by ST AID)		9,439,275	9,437,752
St. Lawrence County Industrial Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)		345,000	356,106
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)		60,000	55,468
3.250%, 10/01/2051 (Callable 10/01/2030)(Insured by SONYMA)		3,495,000	3,286,881
3.500%, 10/01/2052 (Callable 04/01/2031)(Insured by SONYMA)		6,530,000	6,255,716
Triborough Bridge & Tunnel Authority,
4.000%, 05/15/2046 (Callable 05/15/2031)		500,000	448,784
Utility Debt Securitization Authority,
5.000%, 12/15/2033 (Callable 12/15/2025)		1,175,000	1,223,221
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)		2,400,000	2,201,323
Total New York (Cost $170,014,369)			162,434,557	7.6%

North Carolina
City of Monroe NC,
5.000%, 03/01/2043 (Callable 03/01/2027)		305,000	312,098
County of New Hanover NC,
5.000%, 10/01/2027 (ETM)		275,000	296,159
Inlivian,
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)		5,000,000	4,901,172
North Carolina Capital Facilities Finance Agency,
2.750%, 07/01/2034 (Mandatory Tender Date 12/01/2022) (1)		2,500,000	2,498,239
North Carolina Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)		365,000	361,800
3.750%, 07/01/2052 (Callable 01/01/2031)(Insured by GNMA)		3,520,000	3,403,703
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)		1,000,000	940,139
North Carolina Turnpike Authority:
5.000%, 01/01/2028		250,000	254,274
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)		1,105,000	1,001,445
Total North Carolina (Cost $14,778,275)			13,969,029	0.7%

North Dakota
City of Horace ND:
0.650%, 08/01/2023 (Callable 10/31/2022)		1,000,000	962,485
3.000%, 05/01/2029 (Callable 05/01/2027)		430,000	390,163
3.000%, 05/01/2030 (Callable 05/01/2027)		425,000	379,985
3.000%, 05/01/2031 (Callable 05/01/2027)		380,000	333,227
3.000%, 05/01/2037 (Callable 05/01/2026)		2,495,000	1,994,066
City of Mandan ND,
2.750%, 09/01/2041 (Callable 10/31/2022)		110,000	81,425
City of Mayville ND,
3.750%, 08/01/2025 (Callable 08/01/2023)		3,500,000	3,343,970
City of Williston ND,
5.000%, 05/01/2028 (Callable 05/01/2023)		480,000	484,094
County of Burleigh ND,
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)		850,000	850,580
County of McKenzie ND:
5.000%, 08/01/2023		1,225,000	1,234,126
4.000%, 08/01/2026 (Callable 08/01/2023)		250,000	246,794
Jamestown Park District,
2.900%, 07/01/2035 (Callable 10/17/2022)		400,000	358,400
Nesson Public School District No. 2,
4.000%, 08/01/2031 (Callable 08/01/2027)(Insured by SD CRED PROG)		525,000	538,833
North Dakota Housing Finance Agency:
3.000%, 07/01/2034 (Callable 07/01/2028)		90,000	78,372
3.500%, 07/01/2046 (Callable 01/01/2026)		205,000	201,165
4.000%, 01/01/2050 (Callable 07/01/2028)		795,000	780,269
State Board of Higher Education of the State of North Dakota:
5.000%, 04/01/2027 (Insured by AGM)		205,000	217,172
5.000%, 04/01/2028 (Insured by AGM)		100,000	106,816
4.000%, 04/01/2037 (Callable 04/01/2029)(Insured by AGM)		400,000	386,782
University of North Dakota,
4.000%, 06/01/2046 (Callable 06/01/2030)(Insured by AGM)		1,275,000	1,098,157
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 10/17/2022)		1,700,000	1,648,091
Williston Public School District No. 1,
3.000%, 08/01/2025 (Callable 08/01/2024)(Insured by SD CRED PROG)		1,180,000	1,156,424
Total North Dakota (Cost $18,562,159)			16,871,396	0.8%

Ohio
Akron Bath Copley Joint Township Hospital District:
5.000%, 11/15/2026		600,000	630,594
5.000%, 11/15/2032 (Callable 11/15/2030)		1,025,000	1,054,352
4.000%, 11/15/2033 (Callable 11/15/2030)		400,000	356,266
American Municipal Power, Inc.,
3.000%, 08/10/2023		765,000	758,983
City of Akron OH:
4.000%, 12/01/2031 (Callable 12/01/2029)		1,665,000	1,695,616
4.000%, 12/01/2032 (Callable 12/01/2029)		1,955,000	1,982,195
4.000%, 12/01/2033 (Callable 12/01/2026)		125,000	126,567
4.000%, 12/01/2033 (Callable 12/01/2029)		1,950,000	1,971,578
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031)		645,000	668,753
City of Troy OH,
3.000%, 12/01/2041 (Callable 06/01/2025)		355,000	277,707
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2034 (Callable 07/01/2031)		400,000	428,566
5.000%, 07/01/2036 (Callable 07/01/2031)		600,000	640,133
4.000%, 07/01/2038 (Callable 07/01/2031)		500,000	465,451
Columbus Metropolitan Housing Authority,
1.000%, 11/01/2024 (Callable 09/01/2023)		600,000	568,873
Columbus-Franklin County Finance Authority:
2.000%, 11/15/2031		750,000	593,520
3.820%, 11/15/2036 (Callable 10/31/2022)		430,000	403,217
4.000%, 11/15/2038 (Callable 10/31/2022)		325,000	307,155
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)		1,000,000	1,056,905
County of Lorain OH:
5.000%, 12/01/2031 (Callable 12/01/2023)		480,000	488,526
3.000%, 12/01/2036 (Callable 12/01/2025)		400,000	328,274
County of Medina OH:
3.000%, 12/01/2033 (Callable 06/01/2026)		590,000	522,805
3.000%, 12/01/2037 (Callable 06/01/2026)		545,000	447,867
4.000%, 12/01/2046 (Callable 06/01/2026)		500,000	440,135
County of Montgomery OH:
4.000%, 08/01/2037 (Callable 02/01/2031)		400,000	365,506
5.000%, 08/01/2039 (Callable 02/01/2031)		825,000	837,009
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)(Insured by BAM)		160,000	160,097
Franklin County Convention Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)		500,000	538,064
Hamilton County Convention Facilities Authority,
5.000%, 12/01/2026 (Callable 12/01/2023)		2,570,000	2,584,513
Hopewell-Loudon Local School District,
4.000%, 11/01/2036 (Callable 11/01/2026)(Insured by AGM)		1,055,000	1,029,408
Licking Heights Local School District,
6.400%, 12/01/2028 (Insured by NATL)		825,000	893,542
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)		1,845,000	1,902,411
Miami University:
5.000%, 09/01/2028		520,000	562,028
5.000%, 09/01/2029		540,000	588,096
5.000%, 09/01/2030		500,000	548,390
Northeast Ohio Medical University,
5.000%, 12/01/2028		100,000	104,147
Ohio Air Quality Development Authority:
3.250%, 09/01/2029		1,000,000	915,551
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)		5,000,000	4,901,871
4.000%, 01/01/2034 (Mandatory Tender Date 06/01/2027) (1)		2,000,000	1,942,732
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)		645,000	561,468
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025		620,000	621,469
5.000%, 05/01/2026		200,000	208,192
5.000%, 05/01/2027 (Callable 05/01/2026)		610,000	633,016
5.000%, 05/01/2028 (Callable 05/01/2026)		475,000	492,732
Ohio Housing Finance Agency:
3.350%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		2,240,000	2,193,809
4.000%, 11/01/2025 (Mandatory Tender Date 11/01/2024) (1)		4,300,000	4,289,098
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)		585,000	560,839
2.900%, 09/01/2045 (Callable 03/01/2029)(Insured by GNMA)		6,840,000	5,924,876
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)		135,000	134,051
3.350%, 09/01/2049 (Callable 09/01/2028)		1,035,000	928,483
3.000%, 03/01/2052 (Callable 03/01/2030)		5,010,000	4,743,847
3.250%, 09/01/2052 (Callable 09/01/2031)(Insured by GNMA)		2,000,000	1,897,041
Ohio Turnpike & Infrastructure Commission:
5.000%, 02/15/2029		2,500,000	2,705,763
0.000%, 02/15/2034 (Callable 02/15/2031) (5)		2,270,000	2,461,513
0.000%, 02/15/2036 (Callable 02/15/2031) (5)		390,000	423,413
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 10/31/2022)		7,225,000	7,155,800
Princeton City School District,
5.250%, 12/01/2030 (Insured by NATL)		1,000,000	1,085,682
State of Ohio:
2.750%, 11/01/2035 (Mandatory Tender Date 12/01/2022) (1)		3,000,000	2,997,887
5.000%, 11/15/2035 (Callable 11/15/2030)		605,000	612,326
5.000%, 12/31/2035 (Callable 06/30/2025)(Insured by AGM)		7,865,000	7,906,520
4.000%, 11/15/2036 (Callable 11/15/2030)		635,000	559,345
4.000%, 01/15/2044 (Callable 01/15/2025)		825,000	729,544
Streetsboro City School District,
4.500%, 12/01/2044 (Callable 12/01/2026)		725,000	733,470
Township of Miami OH,
3.000%, 12/01/2033 (Callable 12/01/2029)		80,000	70,482
Triway Local School District,
4.000%, 12/01/2038 (Callable 12/01/2028)(Insured by BAM)		1,580,000	1,446,592
Village of Woodmere OH,
4.000%, 09/28/2023 (Insured by ST AID)		1,035,000	1,035,837
Warren City School District:
4.000%, 12/01/2030 (Callable 12/01/2026)(Insured by SD CRED PROG)		1,215,000	1,247,471
4.000%, 12/01/2031 (Callable 12/01/2026)(Insured by SD CRED PROG)		695,000	711,437
4.000%, 12/01/2036 (Callable 12/01/2026)(Insured by SD CRED PROG)		460,000	463,028
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)		1,070,000	775,243
Warrensville Heights City School District,
4.000%, 11/01/2037 (Callable 11/01/2024)(Insured by BAM)		500,000	434,193
Total Ohio (Cost $97,507,801)			90,831,870	4.2%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)		145,000	136,553
Cleveland County Educational Facilities Authority,
4.000%, 06/01/2031		1,840,000	1,864,361
Edmond Public Works Authority:
5.000%, 07/01/2031 (Callable 07/01/2027)		680,000	737,131
5.000%, 07/01/2032 (Callable 07/01/2027)		300,000	325,070
Mcintosh County Educational Facilities Authority,
2.000%, 09/01/2023		550,000	538,421
Oklahoma Development Finance Authority,
2.600%, 03/01/2024		285,000	277,986
Oklahoma Housing Finance Agency:
3.000%, 09/01/2039 (Callable 03/01/2028)(Insured by GNMA)		140,000	131,133
5.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)		3,000,000	3,055,281
Oklahoma Turnpike Authority:
5.000%, 01/01/2037 (Callable 01/01/2026)		400,000	414,637
4.000%, 01/01/2038 (Callable 01/01/2027)		600,000	581,121
Total Oklahoma (Cost $8,505,616)			8,061,694	0.4%

Oregon
Clackamas Community College District,
5.000%, 06/15/2040 (Callable 06/15/2027) (5)		475,000	493,876
Clatsop County School District No. 1-C,
0.000%, 06/15/2041 (Callable 06/15/2029)(Insured by SCH BD GTY)		785,000	296,435
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)		425,000	201,943
County of Crook OR:
0.000%, 06/01/2032 (5)		1,045,000	908,299
0.000%, 06/01/2034 (Callable 06/01/2032) (5)		1,345,000	1,146,058
0.000%, 06/01/2035 (Callable 06/01/2032) (5)		1,510,000	1,276,608
Multnomah & Clackamas Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)		110,000	76,970
Oregon City School District No. 62,
5.000%, 06/15/2043 (Callable 06/15/2028)(Insured by SCH BD GTY)		1,000,000	1,047,210
Oregon State Facilities Authority:
5.000%, 10/01/2027		150,000	155,593
4.125%, 06/01/2052 (Callable 06/01/2032)		600,000	513,947
Salem Hospital Facility Authority:
5.000%, 05/15/2023		105,000	105,240
5.000%, 05/15/2024		120,000	120,344
5.000%, 05/15/2025		130,000	130,277
5.000%, 05/15/2026		135,000	134,948
5.000%, 05/15/2035 (Callable 05/15/2026)		500,000	507,335
State of Oregon Housing & Community Services Department:
2.900%, 07/01/2043 (Callable 07/01/2027)		3,000,000	2,627,747
4.000%, 07/01/2051 (Callable 01/01/2031)		5,455,000	5,330,499
Tri-County Metropolitan Transportation District of Oregon,
4.000%, 10/01/2033 (Callable 04/01/2028)		300,000	284,792
Umatilla County School District No. 6R,
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (5)		540,000	549,089
Washington & Clackamas Counties School District No. 23J,
5.000%, 06/15/2040 (Callable 06/15/2029)(Insured by SCH BD GTY)		500,000	531,597
Total Oregon (Cost $17,793,011)			16,438,807	0.8%

Pennsylvania
Aliquippa Municipal Water Authority,
4.000%, 11/15/2046 (Callable 11/15/2029)(Insured by BAM)		400,000	357,666
Allegheny County Higher Education Building Authority:
5.000%, 09/01/2024		260,000	261,711
5.000%, 09/01/2025		450,000	453,342
5.000%, 09/01/2026		400,000	403,944
5.000%, 09/01/2027		500,000	503,357
Allegheny County Hospital Development Authority,
5.000%, 07/15/2025		185,000	192,283
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)		250,000	252,268
Central Bradford Progress Authority,
2.920%, 12/01/2041 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		6,060,000	6,060,000
Chester County Industrial Development Authority,
5.000%, 08/01/2045 (Callable 08/01/2023)		750,000	668,438
City of Erie Higher Education Building Authority:
5.000%, 05/01/2031		175,000	180,797
4.000%, 05/01/2036 (Callable 05/01/2031)		200,000	177,408
City of Oil City PA:
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by AGM)		125,000	126,591
4.000%, 12/01/2034 (Callable 12/01/2029)(Insured by AGM)		100,000	98,042
4.000%, 12/01/2035 (Callable 12/01/2029)(Insured by AGM)		275,000	261,749
4.000%, 12/01/2036 (Callable 12/01/2029)(Insured by AGM)		850,000	798,343
4.000%, 12/01/2038 (Callable 12/01/2029)(Insured by AGM)		320,000	294,613
4.000%, 12/01/2039 (Callable 12/01/2029)(Insured by AGM)		320,000	294,063
4.000%, 12/01/2040 (Callable 12/01/2029)(Insured by AGM)		270,000	246,077
4.000%, 12/01/2041 (Callable 12/01/2029)(Insured by AGM)		270,000	244,618
4.000%, 12/01/2042 (Callable 12/01/2029)(Insured by AGM)		100,000	90,760
Coatesville School District,
5.000%, 06/30/2023 (Insured by ST AID)		1,750,000	1,749,908
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)		1,670,000	1,555,132
Conestoga Valley School District:
4.000%, 02/01/2040 (Callable 08/01/2029)		470,000	427,593
4.000%, 02/01/2040 (Callable 08/01/2029)(Insured by ST AID)		310,000	282,841
4.000%, 02/01/2041 (Callable 08/01/2029)(Insured by ST AID)		410,000	372,659
4.000%, 02/01/2043 (Callable 08/01/2029)(Insured by ST AID)		500,000	450,437
4.000%, 02/01/2044 (Callable 08/01/2029)		500,000	447,770
County of Mercer PA,
4.000%, 10/01/2046 (Callable 10/01/2029)(Insured by BAM)		440,000	394,308
County of Montgomery PA,
5.000%, 07/01/2038 (Callable 07/01/2029)		1,845,000	1,980,407
Dauphin County General Authority,
5.000%, 06/01/2029 (Callable 06/01/2026)		690,000	710,095
Delaware County Authority:
5.000%, 10/01/2023		240,000	240,957
5.000%, 10/01/2035 (Callable 04/01/2027)		485,000	510,579
Delaware Valley Regional Finance Authority,
2.986%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)		1,000,000	981,133
East Hempfield Township Industrial Development Authority,
5.000%, 12/01/2025		225,000	232,030
Eastern Lebanon County School District:
4.000%, 05/15/2036 (Callable 11/15/2026)(Insured by ST AID)		180,000	178,524
4.000%, 05/15/2037 (Callable 11/15/2026)(Insured by ST AID)		250,000	248,069
4.000%, 05/15/2038 (Callable 11/15/2026)(Insured by ST AID)		250,000	246,942
4.000%, 05/15/2039 (Callable 11/15/2026)(Insured by ST AID)		250,000	245,965
4.000%, 05/15/2040 (Callable 11/15/2026)(Insured by ST AID)		400,000	391,703
4.000%, 05/15/2041 (Callable 11/15/2026)(Insured by ST AID)		350,000	341,244
Hamburg Area School District:
3.000%, 04/01/2034 (Callable 10/01/2026)(Insured by ST AID)		1,000,000	879,747
3.000%, 04/01/2036 (Callable 10/01/2026)(Insured by ST AID)		1,400,000	1,178,533
Indiana County Industrial Development Authority:
5.000%, 05/01/2030 (Insured by BAM)		1,040,000	1,091,673
5.000%, 05/01/2032 (Callable 11/01/2031)(Insured by BAM)		920,000	955,231
Lancaster County Hospital Authority:
2.500%, 05/15/2030 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		400,000	400,000
5.000%, 11/01/2037 (Callable 11/01/2029)		600,000	610,333
5.000%, 11/01/2040 (Callable 11/01/2029)		3,100,000	3,124,294
Lancaster Higher Education Authority:
4.000%, 10/01/2030 (Callable 10/01/2028)(Insured by BAM)		1,225,000	1,235,935
4.000%, 10/01/2031 (Callable 10/01/2028)(Insured by BAM)		1,000,000	1,004,415
Latrobe Industrial Development Authority:
5.000%, 03/01/2031		175,000	173,016
5.000%, 03/01/2032 (Callable 03/01/2031)		265,000	260,273
5.000%, 03/01/2033 (Callable 03/01/2031)		290,000	283,731
5.000%, 03/01/2034 (Callable 03/01/2031)		300,000	291,021
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)		525,000	523,225
Montgomery County Higher Education & Health Authority,
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (5)		685,000	674,199
Old Forge School District:
4.000%, 05/01/2041 (Callable 05/01/2027)(Insured by BAM)		500,000	458,033
4.000%, 05/01/2045 (Callable 05/01/2027)(Insured by BAM)		530,000	481,575
Panther Valley School District:
4.000%, 10/15/2031 (Callable 10/15/2028)(Insured by BAM)		730,000	743,675
4.000%, 10/15/2032 (Callable 10/15/2028)(Insured by BAM)		350,000	354,306
4.000%, 10/15/2033 (Callable 10/15/2028)(Insured by BAM)		185,000	185,900
Pennsylvania Economic Development Financing Authority:
0.000%, 01/01/2034 (County Guaranteed)		2,940,000	1,670,173
4.000%, 11/15/2034 (Callable 11/15/2027)		1,000,000	932,094
0.000%, 01/01/2047		7,280,000	1,766,785
Pennsylvania Higher Educational Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)		300,000	281,911
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)		175,000	173,366
4.000%, 10/01/2049 (Callable 10/01/2028)		1,290,000	1,280,984
3.000%, 10/01/2051 (Callable 04/01/2031)		15,000	13,920
4.250%, 10/01/2052 (Callable 04/01/2032)		4,000,000	3,948,200
Pennsylvania Turnpike Commission:
5.000%, 06/01/2024		1,500,000	1,538,189
5.000%, 06/01/2030 (Callable 12/01/2025)		280,000	291,757
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM) (5)		205,000	230,224
4.750%, 12/01/2037 (Callable 12/01/2026) (5)		600,000	628,993
5.000%, 12/01/2038 (Callable 12/01/2028) (5)		1,120,000	1,155,440
6.375%, 12/01/2038 (Callable 12/01/2027) (5)		745,000	830,483
4.000%, 12/01/2039 (Callable 12/01/2031)		1,975,000	1,847,266
0.000%, 12/01/2040 (Callable 06/01/2029) (5)		620,000	582,440
4.000%, 12/01/2040 (Callable 12/01/2031)		2,555,000	2,373,516
Philadelphia Municipal Authority,
5.000%, 04/01/2030 (Callable 04/01/2027)		375,000	398,162
Pittsburgh Water & Sewer Authority,
3.100%, 09/01/2040 (SIFMA Municipal Swap Index + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)		3,300,000	3,300,868
Ridley School District:
4.000%, 09/15/2031 (Callable 03/15/2025)(Insured by ST AID)		830,000	839,529
4.000%, 11/15/2036 (Callable 11/15/2029)(Insured by AGM)		1,000,000	967,222
4.000%, 11/15/2037 (Callable 11/15/2029)(Insured by AGM)		325,000	305,361
School District of Philadelphia,
4.000%, 09/01/2037 (Callable 09/01/2029)(Insured by ST AID)		1,000,000	916,930
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
4.000%, 02/01/2027 (Insured by AGM)		4,715,000	4,741,642
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)		500,000	543,067
5.000%, 02/01/2031 (Insured by AGM)		3,175,000	3,385,874
State Public School Building Authority:
0.000%, 05/15/2027 (Insured by NATL)		160,000	132,081
0.000%, 05/15/2030 (Insured by NATL)		1,780,000	1,284,775
Swarthmore Borough Authority,
5.000%, 09/15/2039 (Callable 09/15/2028)		3,680,000	3,918,062
Trinity Area School District,
4.000%, 11/01/2043 (Callable 11/01/2029)(Insured by AGM)		1,325,000	1,198,268
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)		250,000	259,450
Westmoreland County Industrial Development Authority:
5.000%, 07/01/2029		725,000	753,810
5.000%, 07/01/2030		550,000	573,075
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)		1,780,000	1,798,494
Total Pennsylvania (Cost $92,094,101)			83,725,892	3.9%

Puerto Rico
Commonwealth of Puerto Rico:
5.250%, 07/01/2023		2,724,715	2,736,914
0.000%, 07/01/2024		4,318,000	3,968,794
5.375%, 07/01/2025		2,670,469	2,696,291
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities:
5.000%, 07/01/2028		125,000	130,874
5.000%, 07/01/2033 (Callable 07/01/2031)		1,335,000	1,387,243
5.000%, 07/01/2034 (Callable 07/01/2031)		200,000	206,679
5.000%, 07/01/2035 (Callable 07/01/2031)		200,000	205,441
Puerto Rico Sales Tax Financing Corp.:
4.329%, 07/01/2040 (Callable 07/01/2028)		2,000,000	1,727,548
4.750%, 07/01/2053 (Callable 07/01/2028)		2,450,000	2,092,451
Total Puerto Rico (Cost $15,996,708)			15,152,235	0.7%

Rhode Island
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)		950,000	997,568
Rhode Island Health and Educational Building Corp.,
4.000%, 09/15/2031 (Callable 09/15/2026)		125,000	126,561
Rhode Island Housing & Mortgage Finance Corp.:
3.500%, 10/01/2046 (Callable 04/01/2025)		15,000	14,991
3.000%, 10/01/2051 (Callable 04/01/2030)		2,925,000	2,762,792
Total Rhode Island (Cost $4,194,750)			3,901,912	0.2%

South Carolina
City of Newberry SC:
5.000%, 09/01/2028 (Insured by AGM)		250,000	270,900
5.000%, 09/01/2029 (Insured by AGM)		150,000	164,323
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)		250,000	255,250
Piedmont Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2027)		2,000,000	2,079,364
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)		500,000	509,910
South Carolina Jobs-Economic Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)		1,080,000	1,126,248
4.000%, 08/15/2030 (Callable 08/15/2026)		270,000	254,206
5.250%, 08/15/2033 (Callable 08/15/2026)		2,500,000	2,545,996
South Carolina State Housing Finance & Development Authority:
2.000%, 09/01/2024 (Mandatory Tender Date 03/01/2024) (1)		2,219,000	2,166,268
3.800%, 01/01/2049 (Callable 07/01/2027)		145,000	139,846
4.000%, 07/01/2050 (Callable 07/01/2029)		2,655,000	2,611,348
3.000%, 01/01/2052 (Callable 07/01/2030)		8,800,000	8,301,921
Spartanburg County School District No. 7,
5.000%, 03/01/2048 (Callable 03/01/2029)(Insured by SCSDE)		350,000	365,385
Spartanburg Regional Health Services District:
4.000%, 04/15/2036 (Callable 04/15/2030)(Insured by AGM)		445,000	413,393
4.000%, 04/15/2037 (Callable 04/15/2030)(Insured by AGM)		500,000	460,380
4.000%, 04/15/2038 (Callable 04/15/2030)(Insured by AGM)		500,000	456,649
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)		200,000	203,850
Total South Carolina (Cost $23,971,833)			22,325,237	1.0%

South Dakota
City of Brandon SD,
5.000%, 08/01/2037 (Callable 08/01/2030)(Insured by AGM)		1,880,000	1,938,764
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)		3,260,000	2,922,580
Milbank School District No. 25-4:
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by ST AID)		750,000	766,413
5.000%, 08/01/2030 (Callable 08/01/2026)(Insured by ST AID)		785,000	827,404
5.000%, 08/01/2031 (Callable 08/01/2026)(Insured by ST AID)		820,000	862,193
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2029 (Callable 09/01/2028)		380,000	346,571
3.000%, 09/01/2030 (Callable 09/01/2028)		175,000	156,680
4.000%, 11/01/2040 (Callable 11/01/2025)		325,000	289,055
3.000%, 09/01/2041 (Callable 09/01/2028)		250,000	178,392
South Dakota Housing Development Authority:
4.000%, 05/01/2049 (Callable 05/01/2028)		1,595,000	1,575,747
5.000%, 05/01/2053 (Callable 11/01/2031)		3,000,000	3,055,137
South Dakota State Building Authority,
5.000%, 06/01/2036 (Callable 06/01/2028)		185,000	196,879
Total South Dakota (Cost $14,373,615)			13,115,815	0.6%

Tennessee
City of Clarksville TN,
5.000%, 02/01/2032 (Pre-refunded to 02/01/2026)		1,000,000	1,053,417
City of Jackson TN:
5.000%, 04/01/2029 (Pre-refunded to 04/01/2025)		30,000	31,163
5.000%, 04/01/2029 (Callable 04/01/2025)		1,125,000	1,147,929
5.000%, 04/01/2036 (Pre-refunded to 04/01/2025)		60,000	62,326
5.000%, 04/01/2036 (Callable 04/01/2025)		1,890,000	1,907,340
City of Memphis TN:
5.000%, 12/01/2032 (Pre-refunded to 12/01/2024)		530,000	550,183
4.000%, 12/01/2033 (Callable 12/01/2026)		1,300,000	1,305,420
4.000%, 12/01/2033 (Callable 12/01/2027)		480,000	482,441
4.000%, 12/01/2034 (Callable 12/01/2026)		1,310,000	1,291,236
4.000%, 12/01/2035 (Callable 12/01/2026)		275,000	269,522
Cleveland Housing Authority,
4.000%, 08/01/2026 (Mandatory Tender Date 08/01/2025) (1)(3)		3,380,000	3,329,093
Knox County Health Educational & Housing Facility Board,
5.000%, 01/01/2026 (Callable 01/01/2023)		145,000	145,380
Memphis-Shelby County Industrial Development Board,
4.000%, 04/01/2038 (Callable 04/01/2031)(Insured by AGM)		535,000	498,060
Nashville & Davidson County Metropolitan Government:
3.000%, 10/01/2024		210,000	202,723
5.000%, 05/15/2029 (Callable 05/15/2025)		1,000,000	1,045,221
Shelby County Health Educational & Housing Facilities Board:
4.000%, 05/01/2037 (Callable 05/01/2027)		250,000	231,667
4.000%, 08/01/2040 (Callable 02/01/2028)		1,120,000	1,054,363
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026		75,000	78,374
5.000%, 02/01/2027		195,000	197,438
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)		785,000	777,189
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)		1,110,000	1,071,057
3.100%, 07/01/2036 (Callable 01/01/2026)		245,000	232,870
3.550%, 07/01/2039 (Callable 07/01/2024)		180,000	176,671
4.000%, 01/01/2042 (Callable 07/01/2026)		120,000	118,838
3.600%, 07/01/2042 (Callable 01/01/2027)		220,000	212,634
4.000%, 07/01/2043 (Callable 01/01/2023)		100,000	95,346
4.000%, 07/01/2045 (Callable 01/01/2025)		50,000	49,716
3.500%, 01/01/2047 (Callable 01/01/2026)		40,000	39,319
4.500%, 07/01/2049 (Callable 01/01/2028)		595,000	594,580
3.750%, 01/01/2050 (Callable 01/01/2029)		155,000	151,268
4.250%, 01/01/2050 (Callable 07/01/2028)		650,000	645,773
5.000%, 01/01/2053 (Callable 07/01/2031)		3,000,000	3,055,113
Total Tennessee (Cost $23,648,420)			22,103,670	1.0%

Texas
Abilene Convention Center Hotel Development Corp.,
4.000%, 10/01/2050 (Callable 10/01/2031)		2,850,000	2,328,193
Alamo Community College District,
5.000%, 08/15/2038 (Callable 08/15/2027)		1,040,000	1,094,117
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)		250,000	252,007
5.000%, 08/15/2028 (PSF Guaranteed)		980,000	1,057,604
5.000%, 08/15/2029 (PSF Guaranteed)		560,000	610,316
4.000%, 08/15/2030 (PSF Guaranteed)		415,000	419,705
5.000%, 08/15/2030 (PSF Guaranteed)		605,000	664,661
4.000%, 08/15/2031 (Callable 08/15/2029)(PSF Guaranteed)		510,000	510,679
5.000%, 08/15/2031 (PSF Guaranteed)		585,000	645,738
5.000%, 08/15/2032 (PSF Guaranteed)		660,000	731,631
4.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)		355,000	346,952
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)		1,370,000	1,286,576
4.000%, 08/15/2037 (Callable 08/15/2031)(PSF Guaranteed)		765,000	712,922
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)		295,000	301,426
4.000%, 02/15/2040 (Callable 02/15/2025)(PSF Guaranteed)		805,000	728,717
Arlington Housing Finance Corp.,
3.500%, 11/01/2043 (Callable 05/01/2025)(Mandatory Tender Date 11/01/2025) (1)		5,000,000	4,930,360
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2035 (Callable 10/01/2027)		1,250,000	1,259,638
5.000%, 10/01/2036 (Callable 10/01/2027)		885,000	890,917
Baytown Municipal Development District:
2.500%, 10/01/2031		500,000	400,928
3.500%, 10/01/2031 (3)		1,020,000	826,283
Bexar County Hospital District,
4.000%, 02/15/2036 (Callable 02/15/2028)		250,000	239,002
Brazoria County Toll Road Authority,
0.000%, 03/01/2043 (Callable 03/01/2030)(County Guaranteed) (5)		490,000	404,005
Central Texas Regional Mobility Authority:
5.000%, 01/01/2025 (Callable 07/01/2024)		1,060,000	1,077,949
5.000%, 01/01/2027 (Callable 01/01/2026)		1,000,000	1,028,697
4.000%, 01/01/2040 (Callable 01/01/2031)		1,250,000	1,092,533
5.000%, 01/01/2045 (Pre-refunded to 07/01/2025)		500,000	521,826
Central Texas Turnpike System,
0.000%, 08/15/2036 (Callable 08/15/2024)		1,000,000	495,837
City of Bryan TX,
4.000%, 07/01/2040 (Callable 07/01/2027)		250,000	231,801
City of Conroe TX,
5.000%, 11/15/2036 (Callable 11/15/2028)		500,000	532,676
City of Dallas Housing Finance Corp.,
3.500%, 02/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 02/01/2026) (1)		1,000,000	969,611
City of Decatur TX:
5.000%, 03/01/2024 (Insured by BAM)		300,000	306,550
5.000%, 03/01/2025 (Insured by BAM)		280,000	290,508
City of El Paso TX:
4.000%, 08/15/2041 (Callable 08/15/2025)		250,000	224,176
4.000%, 08/15/2041 (Callable 08/15/2025)		250,000	224,176
City of Garland TX,
5.000%, 03/01/2033 (Callable 03/01/2026)		835,000	869,653
City of Houston TX:
5.000%, 11/15/2028 (Callable 11/15/2024)		715,000	737,555
5.500%, 12/01/2029 (ETM)(Insured by NATL)		500,000	548,819
5.000%, 11/15/2036 (Callable 11/15/2026)		500,000	522,601
City of Magnolia TX,
5.700%, 09/01/2046 (3)		975,000	901,797
City of Mesquite TX:
5.000%, 03/01/2039 (Callable 03/01/2032)		500,000	528,218
5.000%, 03/01/2040 (Callable 03/01/2032)		500,000	526,549
5.000%, 03/01/2041 (Callable 03/01/2032)		500,000	525,064
5.000%, 03/01/2042 (Callable 03/01/2032)		500,000	523,307
City of Port Arthur TX,
5.000%, 02/15/2023 (Insured by BAM)		250,000	251,655
City of San Antonio TX:
5.000%, 02/01/2047 (Callable 02/01/2027)		1,000,000	1,025,823
2.000%, 02/01/2049 (Mandatory Tender Date 12/01/2027) (1)		7,500,000	6,817,895
City of Temple TX:
4.000%, 08/01/2035 (Callable 08/01/2030)(Insured by BAM)		650,000	638,979
4.000%, 08/01/2037 (Callable 08/01/2030)(Insured by BAM)		200,000	196,298
4.000%, 08/01/2038 (Callable 08/01/2030)(Insured by BAM)		165,000	159,231
4.000%, 08/01/2039 (Callable 08/01/2030)(Insured by BAM)		435,000	418,618
4.000%, 08/01/2041 (Callable 08/01/2030)(Insured by BAM)		200,000	188,652
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2025 (PSF Guaranteed)		360,000	374,566
4.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)		800,000	812,471
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)		600,000	607,688
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)		2,000,000	1,966,612
4.000%, 04/01/2034 (Callable 04/01/2030)(PSF Guaranteed)		325,000	317,759
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)		1,000,000	1,032,935
4.000%, 04/01/2035 (Callable 04/01/2030)(PSF Guaranteed)		250,000	243,343
4.000%, 08/15/2035 (Callable 08/15/2029)(PSF Guaranteed)		1,380,000	1,339,991
5.000%, 08/15/2042 (Callable 10/31/2022)		3,225,000	3,225,853
Comal County Water Control & Improvement District No. 6:
4.000%, 03/01/2031 (Callable 03/01/2028)(Insured by BAM)		560,000	571,261
4.000%, 03/01/2032 (Callable 03/01/2028)(Insured by BAM)		690,000	699,652
4.000%, 03/01/2033 (Callable 03/01/2028)(Insured by BAM)		720,000	727,404
4.000%, 03/01/2034 (Callable 03/01/2028)(Insured by BAM)		750,000	751,205
County of Maverick TX,
7.000%, 03/01/2034 (Pre-refunded to 03/01/2023) (3)		10,000,000	10,133,063
County of Wise TX:
5.000%, 08/15/2029		880,000	925,847
5.000%, 08/15/2033 (Callable 08/15/2031)		930,000	974,718
Crane County Water District,
5.000%, 02/15/2023		250,000	251,582
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)		250,000	253,870
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)		200,000	202,880
Deaf Smith County Hospital District,
4.000%, 03/01/2040 (Callable 03/01/2027)		2,045,000	1,822,836
Del Mar College District,
4.000%, 08/15/2036 (Callable 08/15/2026)		250,000	243,187
Denton County Housing Finance Corp.,
5.000%, 02/01/2026 (Mandatory Tender Date 02/01/2025) (1)		1,750,000	1,789,489
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)		560,000	592,605
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)		295,000	296,891
Fort Bend County Municipal Utility District No. 58:
3.000%, 04/01/2033 (Callable 04/01/2029)(Insured by BAM)		800,000	697,914
3.000%, 04/01/2034 (Callable 04/01/2029)(Insured by BAM)		450,000	384,917
3.000%, 04/01/2035 (Callable 04/01/2029)(Insured by BAM)		430,000	361,523
3.000%, 04/01/2037 (Callable 04/01/2029)(Insured by BAM)		825,000	667,448
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028) (5)		40,000	41,215
0.000%, 10/01/2035 (Callable 10/01/2028) (5)		50,000	51,411
0.000%, 10/01/2036 (Callable 10/01/2028) (5)		325,000	332,867
5.000%, 10/01/2043 (Callable 04/01/2028)		3,000,000	3,108,831
0.000%, 10/01/2045 (Callable 10/01/2028) (5)		1,765,000	1,804,072
0.000%, 10/01/2046 (Callable 10/01/2028) (5)		1,055,000	1,077,069
0.000%, 10/01/2047 (Callable 10/01/2028) (5)		2,420,000	2,474,070
0.000%, 10/01/2048 (Callable 10/01/2028) (5)		645,000	658,980
Guadalupe-Blanco River Authority:
4.000%, 08/15/2040 (Callable 08/15/2024)		260,000	239,559
4.000%, 08/15/2046 (Callable 08/15/2024)		450,000	395,734
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)		635,000	652,563
5.000%, 11/15/2033 (Callable 11/15/2027)		115,000	122,250
2.850%, 11/15/2046 (1 Month LIBOR USD + 0.650%)(Callable 07/01/2023)(Mandatory Tender Date 07/01/2024) (2)		7,000,000	6,988,170
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2032 (Callable 09/01/2023)(Insured by BAM)		370,000	371,104
Harris County Municipal Utility District No. 423:
5.500%, 04/01/2025 (Insured by AGM)		425,000	444,236
5.500%, 04/01/2026 (Insured by AGM)		450,000	476,571
5.500%, 04/01/2027 (Insured by AGM)		450,000	481,355
5.500%, 04/01/2028 (Insured by AGM)		450,000	488,058
5.500%, 04/01/2029 (Insured by AGM)		475,000	521,910
5.500%, 04/01/2030 (Callable 04/01/2029)(Insured by AGM)		500,000	549,041
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)		175,000	174,926
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)		250,000	251,469
Harris County-Houston Sports Authority:
0.000%, 11/15/2025 (Insured by NATL)		11,185,000	9,609,449
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)		310,000	319,047
5.000%, 11/15/2053 (Callable 11/15/2024)		2,220,000	2,228,985
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)		4,000,000	3,963,903
Houston Higher Education Finance Corp.,
3.375%, 10/01/2037 (Callable 10/31/2022)		770,000	605,714
Hunt Memorial Hospital District:
5.000%, 02/15/2028		525,000	549,868
5.000%, 02/15/2030		1,015,000	1,073,465
Irving Hospital Authority,
3.550%, 10/15/2044 (SIFMA Municipal Swap Index + 1.100%)(Callable 04/15/2023)(Mandatory Tender Date 10/15/2023)(Partially Pre-refunded) (2)		900,000	900,165
Joshua Independent School District,
5.500%, 02/15/2026 (PSF Guaranteed)		2,425,000	2,525,913
Katy Development Authority:
3.000%, 06/01/2032 (Callable 06/01/2027)(Insured by BAM)		485,000	422,606
3.000%, 06/01/2033 (Callable 06/01/2027)(Insured by BAM)		420,000	355,580
3.000%, 06/01/2034 (Callable 06/01/2027)(Insured by BAM)		575,000	476,109
3.000%, 06/01/2035 (Callable 06/01/2027)(Insured by BAM)		500,000	404,367
3.000%, 06/01/2039 (Callable 06/01/2027)(Insured by BAM)		1,125,000	826,617
Kilgore Independent School District,
2.000%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)		4,190,000	3,968,394
Lake Travis Independent School District,
4.000%, 02/15/2038 (Callable 02/15/2028)(PSF Guaranteed)		250,000	236,395
Lakes Fresh Water Supply District of Denton County,
4.000%, 09/01/2031 (Callable 09/01/2029)(Insured by AGM)		680,000	676,481
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)		350,000	375,943
Lazy Nine Municipal Utility District No. 1B:
2.000%, 03/01/2035 (Callable 03/01/2027)(Insured by AGM)		525,000	367,811
2.000%, 03/01/2037 (Callable 03/01/2027)(Insured by AGM)		530,000	349,141
Leander Independent School District:
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		20,000	8,674
5.000%, 08/15/2040 (Callable 08/15/2025)(PSF Guaranteed)		500,000	515,274
Lower Colorado River Authority,
4.000%, 05/15/2042 (Callable 05/15/2026)		465,000	405,612
Martin County Hospital District:
4.000%, 04/01/2027		225,000	227,629
4.000%, 04/01/2028		430,000	435,603
4.000%, 04/01/2031 (Callable 04/01/2030)		235,000	233,937
4.000%, 04/01/2033 (Callable 04/01/2030)		375,000	366,237
4.000%, 04/01/2034 (Callable 04/01/2030)		500,000	475,928
Matagorda County Navigation District No. 1:
4.400%, 05/01/2030 (Insured by AMBAC)		1,035,000	1,016,912
4.000%, 06/01/2030 (Callable 06/03/2023)		3,500,000	3,345,847
Metropolitan Transit Authority of Harris County,
5.000%, 11/01/2034 (Callable 11/01/2029)		560,000	606,082
Montgomery County Municipal Utility District No. 119,
4.000%, 04/01/2023 (Insured by BAM)		200,000	200,776
Navasota Independent School District,
5.000%, 02/15/2048 (Pre-refunded to 02/15/2025)(PSF Guaranteed)		2,100,000	2,177,463
New Hope Cultural Education Facilities Finance Corp.:
2.000%, 01/01/2026		1,345,000	1,209,132
5.000%, 04/01/2029 (Pre-refunded to 04/01/2027)		255,000	272,872
5.000%, 08/15/2047 (Callable 08/15/2027)		2,270,000	2,302,407
Newark Higher Education Finance Corp.,
4.000%, 08/15/2035 (Callable 08/15/2025)(PSF Guaranteed)		425,000	416,899
North Lamar Independent School District:
4.000%, 02/15/2032 (Callable 02/15/2031)(PSF Guaranteed)		1,230,000	1,267,017
4.000%, 02/15/2036 (Callable 02/15/2031)(PSF Guaranteed)		715,000	696,488
4.000%, 02/15/2037 (Callable 02/15/2031)(PSF Guaranteed)		625,000	605,170
4.000%, 02/15/2038 (Callable 02/15/2031)(PSF Guaranteed)		650,000	618,859
North Texas Tollway Authority:
5.000%, 01/01/2033 (Callable 01/01/2026)		675,000	700,261
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)		40,000	49,795
Northeast Travis County Utility District,
0.000%, 09/01/2023 (Insured by BAM)		275,000	263,412
Northside Independent School District,
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)		740,000	713,684
Northwest Harris County Municipal Utility District No. 10:
5.000%, 04/01/2024 (Insured by BAM)		640,000	653,835
5.000%, 04/01/2025 (Insured by BAM)		650,000	671,583
5.000%, 04/01/2026 (Insured by BAM)		725,000	755,549
Pflugerville Independent School District:
4.000%, 02/15/2035 (Callable 02/15/2026)		315,000	315,479
4.000%, 02/15/2036 (Callable 02/15/2026)		330,000	328,592
4.000%, 02/15/2037 (Callable 02/15/2026)		340,000	336,070
4.000%, 02/15/2039 (Callable 02/15/2026)		370,000	350,213
4.000%, 02/15/2041 (Callable 02/15/2026)		350,000	329,133
Red River Health Facilities Development Corp.,
8.000%, 11/15/2049 (Pre-refunded to 11/15/2024)		2,425,000	2,647,558
Remington Municipal Utility District No. 1,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)		540,000	529,031
Seminole Hospital District,
3.000%, 02/15/2034 (Callable 02/15/2026)		1,200,000	1,025,864
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)		250,000	261,558
Sugar Land 4B Corp.,
4.000%, 02/15/2030 (Callable 02/15/2028)(Insured by BAM)		1,045,000	1,070,688
Tarrant County Cultural Education Facilities Finance Corp.:
2.750%, 02/15/2036 (Callable 10/21/2022) (1)		2,555,000	2,525,544
5.000%, 11/15/2037 (Callable 11/15/2027)		600,000	609,694
5.000%, 12/01/2039 (Callable 12/01/2023)		1,015,000	1,015,510
5.000%, 11/15/2040 (Callable 11/15/2026)		400,000	403,423
4.000%, 11/15/2042 (Callable 05/15/2026)		500,000	447,004
Texas Department of Housing & Community Affairs:
4.000%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		2,000,000	1,996,057
5.000%, 01/01/2029 (Insured by GNMA)		215,000	228,861
5.000%, 07/01/2029 (Insured by GNMA)		175,000	187,019
5.000%, 01/01/2030 (Insured by GNMA)		450,000	482,439
4.750%, 01/01/2049 (Callable 07/01/2028)(Insured by GNMA)		3,015,000	3,030,443
5.500%, 09/01/2052 (Callable 03/01/2032)(Insured by GNMA)		6,000,000	6,287,071
Texas Municipal Gas Acquisition & Supply Corp. I:
3.656%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/03/2022) (2)		4,000,000	3,782,342
6.250%, 12/15/2026		1,345,000	1,397,442
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2022		1,000,000	1,001,718
5.000%, 12/15/2023		1,150,000	1,159,088
5.000%, 12/15/2027		1,500,000	1,538,020
5.000%, 12/15/2032		300,000	306,760
Texas Municipal Gas Acquisition and Supply Corp. II,
3.076%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)		12,170,000	11,809,535
Texas Municipal Power Agency,
3.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)		2,080,000	1,945,592
Texas Transportation Commission State Highway Fund,
2.500%, 04/01/2032 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)		1,000,000	1,000,000
THF Public Facility Corp.,
3.250%, 03/01/2040 (Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (1)		1,500,000	1,449,800
Tioga Independent School District Public Facility Corp.,
3.250%, 08/15/2027 (Callable 08/15/2024)		200,000	183,501
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 10/31/2022)(Insured by AGM)		615,000	604,949
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)		265,000	283,531
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)		315,000	316,584
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)		470,000	471,978
4.000%, 12/01/2037 (Callable 12/01/2027)(Insured by BAM)		865,000	787,298
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)		500,000	521,235
White Settlement Independent School District,
0.000%, 08/15/2040 (Pre-refunded to 08/15/2023)(PSF Guaranteed)		1,370,000	637,959
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)		355,000	362,114
Total Texas (Cost $218,303,889)			202,409,989	9.4%

Utah
City of Herriman City UT,
4.000%, 01/01/2041 (Callable 01/01/2031)(Insured by AGM)		500,000	463,934
City of Salt Lake City UT:
5.000%, 07/01/2030 (Callable 07/01/2027)		155,000	163,925
5.000%, 07/01/2042 (Callable 07/01/2027)		2,735,000	2,763,602
5.000%, 07/01/2047 (Callable 07/01/2027)		1,500,000	1,503,198
Grand County School District,
5.000%, 12/15/2037 (Callable 12/15/2025)(Insured by AGM)		870,000	894,051
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)		250,000	262,421
5.000%, 10/01/2033 (Callable 10/01/2026)		350,000	366,461
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027		290,000	310,653
University of Utah,
4.000%, 08/01/2039 (Callable 08/01/2030)		1,760,000	1,659,831
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)		370,000	351,700
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)		365,000	378,814
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)		720,000	745,805
4.000%, 04/15/2029 (Insured by UT CSCE)		175,000	174,701
5.000%, 10/15/2032 (Callable 10/15/2027)(Insured by UT CSCE)		310,000	324,064
5.000%, 10/15/2036 (Callable 04/15/2023)(Insured by UT CSCE)		700,000	703,096
4.000%, 04/15/2037 (Callable 04/15/2032)(Insured by UT CSCE)		500,000	458,266
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)		520,000	532,260
4.000%, 04/15/2042 (Callable 04/15/2032)(Insured by UT CSCE)		480,000	415,361
5.000%, 10/15/2043 (Pre-refunded to 10/15/2023)(Insured by UT CSCE)		2,250,000	2,287,881
5.000%, 10/15/2043 (Callable 10/15/2027)(Insured by UT CSCE)		1,000,000	1,033,853
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)		140,000	139,014
Utah Transit Authority,
4.000%, 12/15/2041 (Callable 06/15/2028)		400,000	365,040
Utah Water Finance Agency,
4.000%, 03/01/2031 (Callable 03/01/2027)		925,000	941,178
Total Utah (Cost $19,016,102)			17,239,109	0.8%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)		275,000	293,079
University of Vermont:
4.000%, 10/01/2037 (Callable 10/01/2024)		710,000	660,704
4.000%, 10/01/2043 (Callable 10/01/2026)		1,000,000	895,189
Vermont Educational & Health Buildings Financing Agency:
5.000%, 12/01/2035 (Callable 06/01/2026)		710,000	720,180
5.000%, 12/01/2039 (Callable 06/01/2026)		500,000	500,050
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)		100,000	95,516
Vermont Public Power Supply Authority,
5.000%, 07/01/2028 (Callable 07/01/2027)		500,000	524,395
Total Vermont (Cost $4,155,988)			3,689,113	0.2%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)(Insured by ST AID)		225,000	225,162
City of Virginia Beach VA,
3.000%, 03/01/2031 (Callable 03/01/2028)(Insured by ST AID)		1,500,000	1,424,496
County of James City VA,
3.000%, 06/15/2029 (Callable 06/15/2025)(Insured by ST AID)		1,000,000	965,728
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)		7,950,000	8,049,534
Hampton Roads Transportation Accountability Commission,
5.000%, 07/01/2042 (Callable 01/01/2028)		305,000	317,236
James City County Economic Development Authority,
6.000%, 06/01/2043 (Pre-refunded to 06/01/2023)		2,360,933	2,400,537
Portsmouth Redevelopment & Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		3,500,000	3,436,408
Virginia College Building Authority,
4.000%, 02/01/2034 (Callable 02/01/2031)		2,000,000	1,969,694
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/21/2022)		2,570,000	2,306,800
Virginia Resources Authority,
3.000%, 11/01/2031 (Callable 11/01/2028)		1,200,000	1,131,845
Virginia Small Business Financing Authority,
5.000%, 10/01/2042 (Callable 10/01/2032)		1,105,000	1,128,592
Total Virginia (Cost $25,332,254)			23,356,032	1.1%

Washington
County of King WA,
5.000%, 01/01/2038 (Callable 01/01/2029)		400,000	427,422
Eastern Washington University,
3.000%, 10/01/2033 (Callable 10/01/2026)		600,000	497,698
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)		600,000	648,207
FYI Properties,
5.000%, 06/01/2038 (Callable 06/01/2028)		1,500,000	1,567,741
King County Housing Authority:
4.000%, 06/01/2029		800,000	807,781
5.000%, 12/01/2030 (Callable 12/01/2026)		1,650,000	1,721,973
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)		1,050,000	1,127,819
Metropolitan Park District of Tacoma WA,
5.000%, 12/01/2033 (Callable 12/01/2026)		500,000	513,105
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2028		220,000	227,484
5.000%, 01/01/2031 (Callable 01/01/2028)		30,000	30,768
5.000%, 01/01/2038 (Callable 01/01/2029)		2,500,000	2,492,786
5.000%, 01/01/2039 (Callable 01/01/2028)		1,500,000	1,495,758
Seattle Housing Authority,
4.000%, 09/01/2025 (Callable 03/01/2025)		5,000,000	5,027,010
State of Washington:
5.000%, 07/01/2035 (Callable 07/01/2028)		805,000	853,631
5.000%, 02/01/2038 (Callable 02/01/2024)		645,000	655,174
5.000%, 02/01/2039 (Callable 02/01/2029)		1,095,000	1,156,540
5.000%, 06/01/2039 (Callable 06/01/2029)		800,000	847,038
5.000%, 07/01/2042 (Callable 07/01/2028)		1,330,000	1,378,251
5.000%, 02/01/2043 (Callable 02/01/2028)		3,000,000	3,126,036
Tacoma Metropolitan Park District:
4.000%, 12/01/2028		1,960,000	1,939,055
4.000%, 12/01/2029 (Callable 12/01/2028)		1,735,000	1,713,781
4.000%, 12/01/2030 (Callable 12/01/2028)		595,000	584,621
5.000%, 12/01/2033 (Callable 12/01/2027)		385,000	395,775
5.000%, 12/01/2035 (Callable 12/01/2027)		335,000	342,668
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)		100,000	103,040
Washington Health Care Facilities Authority,
5.000%, 08/15/2037 (Callable 02/15/2028)		3,015,000	3,093,148
Washington State Housing Finance Commission:
2.400%, 06/01/2025 (Insured by GNMA)		810,000	782,007
3.700%, 12/01/2033 (Callable 06/01/2024)		80,000	79,856
4.000%, 06/01/2049 (Callable 06/01/2028)		470,000	464,187
Western Washington University:
4.000%, 05/01/2028 (Insured by BAM)		320,000	324,089
4.000%, 05/01/2029 (Insured by BAM)		345,000	347,942
4.000%, 05/01/2030 (Insured by BAM)		530,000	532,227
Total Washington (Cost $37,822,913)			35,304,618	1.6%

West Virginia
West Virginia Economic Development Authority,
3.750%, 12/01/2042 (Mandatory Tender Date 06/01/2025) (1)		2,500,000	2,427,353
West Virginia Hospital Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)		445,000	444,661
Total West Virginia (Cost $2,959,859)			2,872,014	0.1%

Wisconsin
City of Milwaukee WI,
5.000%, 04/01/2024		3,695,000	3,764,630
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)		2,260,000	2,307,116
Oak Creek-Franklin Joint School District,
3.150%, 04/01/2028 (Callable 04/01/2025)		5,140,000	4,960,913
Oshkosh Area School District,
2.625%, 03/01/2027 (Callable 03/01/2023)(Insured by BAM)		12,000,000	11,178,207
Public Finance Authority:
5.000%, 01/01/2023		190,000	190,688
5.000%, 10/01/2023 (3)		2,125,000	2,126,412
5.000%, 10/01/2024 (3)		2,725,000	2,721,925
5.000%, 01/01/2025		260,000	266,965
3.000%, 04/01/2025 (3)		235,000	224,857
5.000%, 06/15/2025		220,000	221,925
3.000%, 03/01/2026 (Callable 10/31/2022) (3)		1,250,000	1,166,187
0.000%, 09/01/2028 (Pre-refunded to 09/01/2026)		130,000	104,418
5.000%, 10/01/2029 (3)		1,000,000	978,793
5.000%, 03/01/2031 (Callable 03/01/2026)		440,000	456,989
4.000%, 04/01/2032 (3)		900,000	803,664
5.000%, 07/01/2035 (Callable 07/01/2028)(Insured by AGM)		400,000	417,661
4.000%, 04/01/2042 (Callable 04/01/2032) (3)		850,000	655,355
5.000%, 10/01/2044 (Callable 04/01/2029)		1,750,000	1,738,543
4.000%, 04/01/2052 (Callable 04/01/2032) (3)		1,000,000	705,846
University of Wisconsin Hospitals & Clinics:
5.000%, 04/01/2036 (Callable 10/01/2028)		465,000	484,628
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)		830,000	837,479
5.000%, 04/01/2043 (Callable 10/01/2028)		1,960,000	2,011,765
Village of Mount Pleasant WI:
4.000%, 04/01/2035 (Callable 04/01/2028)		1,795,000	1,777,712
5.000%, 04/01/2036 (Callable 04/01/2028)		1,000,000	1,055,126
4.000%, 04/01/2037 (Callable 04/01/2028)		1,000,000	944,341
5.000%, 04/01/2038 (Callable 04/01/2028)		1,000,000	1,046,024
5.000%, 04/01/2048 (Callable 04/01/2028)		200,000	205,213
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)		2,875,000	2,964,060
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)		85,000	85,462
5.250%, 12/15/2023 (Insured by AGM)		75,000	75,849
0.000%, 12/15/2027 (Insured by AGM)		525,000	428,270
0.000%, 12/15/2027 (Insured by NATL)		220,000	177,285
5.000%, 12/15/2027 (Callable 06/15/2026)		500,000	529,406
0.000%, 12/15/2028 (Insured by AGM)		1,025,000	797,667
0.000%, 12/15/2028 (Insured by AGM)		255,000	199,289
5.000%, 12/15/2028 (Callable 06/15/2026)		345,000	364,551
0.000%, 12/15/2029 (Insured by AGM)		315,000	235,428
0.000%, 12/15/2030 (Insured by AGM)		1,325,000	935,458
0.000%, 12/15/2030 (Insured by AGM)		460,000	327,380
5.000%, 12/15/2030 (Pre-refunded to 12/15/2022)		395,000	396,462
5.000%, 12/15/2030 (Callable 06/15/2026)		500,000	526,555
5.000%, 12/15/2031 (Callable 06/15/2026)		440,000	463,369
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)		615,000	347,646
0.000%, 12/15/2035 (Callable 06/15/2026)(Insured by BAM)		300,000	160,234
0.000%, 12/15/2035 (Callable 12/15/2030)(Insured by AGM)		2,780,000	1,484,830
0.000%, 12/15/2037 (Callable 06/15/2026)(Insured by BAM)		1,980,000	940,317
5.250%, 12/15/2061 (Callable 12/15/2030) (3)		1,000,000	914,629
Wisconsin Health & Educational Facilities Authority:
5.000%, 11/01/2022		120,000	119,985
5.000%, 07/01/2023		165,000	166,729
5.000%, 11/01/2023		125,000	124,788
5.000%, 07/01/2024		250,000	255,301
5.000%, 11/01/2024		155,000	154,061
5.000%, 03/01/2025 (Callable 03/01/2024)		315,000	315,141
5.000%, 11/01/2025		245,000	242,520
5.000%, 07/01/2026 (Callable 07/01/2024)		50,000	51,027
2.250%, 11/01/2026 (Callable 10/21/2022)		110,000	104,577
5.000%, 10/01/2027		250,000	265,687
5.000%, 08/15/2028 (Callable 08/15/2023)		1,025,000	1,031,745
5.000%, 12/01/2028 (Callable 11/01/2026)		45,000	47,033
5.000%, 10/01/2029		545,000	587,041
5.000%, 12/15/2030 (Callable 12/15/2024)		480,000	491,473
5.000%, 04/01/2031 (Callable 04/01/2027)		250,000	261,931
5.000%, 10/01/2031 (Callable 10/01/2029)		250,000	264,669
5.000%, 04/01/2032 (Callable 10/01/2022)		290,000	290,000
5.000%, 08/15/2034 (Callable 08/15/2027)		1,180,000	1,222,182
4.000%, 11/15/2034 (Callable 05/15/2026)		1,000,000	969,147
4.000%, 08/15/2037 (Callable 08/15/2027)		1,905,000	1,768,388
4.375%, 06/01/2039 (Callable 10/31/2022)		230,000	210,537
5.000%, 08/15/2039 (Callable 08/15/2024)		1,435,000	1,441,626
4.000%, 11/15/2039 (Callable 05/15/2026)		525,000	484,074
5.000%, 12/15/2039 (Callable 12/15/2024)		1,450,000	1,457,829
5.000%, 11/15/2044 (Callable 11/15/2022)		380,000	380,199
5.000%, 12/15/2044 (Callable 12/15/2024)		675,000	670,511
4.000%, 11/15/2046 (Callable 05/15/2026)		475,000	413,376
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)		2,410,000	2,470,550
2.920%, 02/15/2053 (Callable 10/03/2022)(Optional Put Date 10/05/2022) (1)		7,000,000	7,000,000
3.000%, 08/15/2054 (SIFMA Municipal Swap Index + 0.550%)(Callable 10/21/2022)(Mandatory Tender Date 07/26/2023) (2)		1,445,000	1,441,329
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)		805,000	798,041
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)		1,260,000	1,249,763
0.500%, 11/01/2050 (Callable 05/01/2023)(Mandatory Tender Date 11/01/2024)(Insured by HUD) (1)		1,110,000	1,014,382
Total Wisconsin (Cost $89,749,693)			83,473,171	3.9%

Wyoming
County of Laramie WY:
4.000%, 05/01/2030		500,000	502,062
4.000%, 05/01/2032 (Callable 05/01/2031)		525,000	505,950
4.000%, 05/01/2034 (Callable 05/01/2031)		500,000	466,828
4.000%, 05/01/2036 (Callable 05/01/2031)		600,000	550,959
4.000%, 05/01/2037 (Callable 05/01/2031)		225,000	204,715
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)		25,000	24,730
4.000%, 12/01/2048 (Callable 06/01/2028)		1,180,000	1,165,574
Total Wyoming (Cost $4,047,581)			3,420,818	0.2%
Total Municipal Bonds (Cost $2,266,702,958)			2,116,795,534	98.7%

Closed-End Investment Companies		Shares
Nuveen AMT-Free Municipal Credit Income Fund, Series C Preferred Shares,
2.910%, 12/01/2031 (1)		11,000	11,000,000
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
2.910%, 03/01/2029 (1)		9,800	9,800,000
Total Closed-End Investment Companies (Cost $20,800,000)			20,800,000	1.0%
Total Long-Term Investments (Cost $2,287,502,958)			2,137,595,534	99.7%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 2.04% (4)		348,338	348,338
Total Short-Term Investment (Cost $348,338)			348,338	0.0%
Total Investments (Cost $2,287,851,296)			2,137,943,872	99.7%
Other Assets in Excess of Liabilities			7,012,189	0.3%
TOTAL NET ASSETS			$2,144,956,061	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
SCSDE	South Carolina School District
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
XLCA	XL Capital Assurance, Inc.

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $1,327,871,751, which represented 19.54% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2022.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$2,116,795,534	$–	$2,116,795,534
Closed-End Investment Companies	–	20,800,000	–	20,800,000
Total Long-Term Investments	–	2,137,595,534	–	2,137,595,534
Short-Term Investment
Money Market Mutual Fund	348,338	–	–	348,338
Total Short-Term Investment	348,338	–	–	348,338
Total Investments	$348,338	$2,137,595,534	$–	$2,137,943,872

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.